As filed with the Securities and Exchange             Registration No. 333-01107
Commission on September 10, 1998                     Registration No. 811-2513

--------------------------------------------------------------------------------

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-4

--------------------------------------------------------------------------------

                       POST-EFFECTIVE AMENDMENT NO. 11 TO
             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                                and Amendment To

         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

--------------------------------------------------------------------------------

     Variable Annuity Account C of Aetna Life Insurance and Annuity Company
                           (Exact Name of Registrant)

                    Aetna Life Insurance and Annuity Company
                               (Name of Depositor)

            151 Farmington Avenue, RE4A, Hartford, Connecticut 06156 (Address of Depositor's Principal Executive Offices) (Zip Code)

        Depositor's Telephone Number, including Area Code: (860) 273-4686

                           Julie E. Rockmore, Counsel
                    Aetna Life Insurance and Annuity Company
            151 Farmington Avenue, RE4A, Hartford, Connecticut 06156
                     (Name and Address of Agent for Service)

--------------------------------------------------------------------------------

It is proposed that this filing will become effective:

              immediately upon filing pursuant to paragraph (b) of Rule 485
    --------
       X      on October 1, 1998 pursuant to paragraph (b) of Rule 485
    --------

                           VARIABLE ANNUITY ACCOUNT C
                              CROSS REFERENCE SHEET


                                                                             LOCATION - PROSPECTUS DATED
                                                                            MAY 1, 1998, AND AS AMENDED BY
                                                                                   SUPPLEMENT DATED
    FORM N-4                                                                        OCTOBER 1, 1998
    ITEM NO.                       PART A (PROSPECTUS)

       1          Cover Page..........................................   Cover Page

       2          Definitions.........................................   Definitions

       3          Synopsis............................................   Prospectus Summary; Fee Table, and as
                                                                         supplemented

       4          Condensed Financial Information.....................   Condensed Financial Information;
                                                                         Appendix VII - Condensed Financial
                                                                         Information

       5          General Description of Registrant,
                  Depositor, and Portfolio Companies..................   The Company; Variable Annuity Account
                                                                         C; The Funds, and as supplemented

       6          Deductions and Expenses.............................   Charges and Fees During the Accumulation
                                                                         Period

       7          General Description of Variable Annuity
                  Contracts...........................................   Purchase; Miscellaneous

       8          Annuity Period......................................   Annuity Period

       9          Death Benefit.......................................   Death Benefit

       10         Purchases and Contract Value........................   Purchase; Determining Individual Account
                                                                         Current Value

       11         Redemptions.........................................   Contract Rights; Systematic Distribution
                                                                         Options

       12         Taxes...............................................   Tax Status

       13         Legal Proceedings...................................   Miscellaneous - Legal Proceedings and
                                                                         Legal Matters

       14         Table of Contents of the Statement of
                  Additional Information..............................   Statement of Additional Information - Table
                                                                         of Contents


                                                                              LOCATION - STATEMENT OF
    FORM N-4                       PART B (STATEMENT OF                       ADDITIONAL INFORMATION
    ITEM NO.                      ADDITIONAL INFORMATION)                        DATED MAY 1, 1998
       15         Cover Page...........................................    Cover page

       16         Table of Contents....................................    Table of Contents

       17         General Information and History......................    General Information and History

       18         Services.............................................    General Information and History;
                                                                           Independent Auditors

       19         Purchase of Securities Being Offered.................    Offering and Purchase of Contracts

       20         Underwriters.........................................    Offering and Purchase of Contracts

       21         Calculation of Performance Data......................    Performance Data; Average Annual Total
                                                                           Return Quotations

       22         Annuity Payments.....................................    Annuity Payments

       23         Financial Statements.................................    Financial Statements

                           Part C (Other Information)
                           --------------------------

Information required to be included in Part C is set forth under the appropriate item, so numbered, in Part C to this Registration Statement.

                                  PARTS A AND B

The Prospectus and the Statement of Additional Information are incorporated in Parts A and B, respectively, of this Post-Effective Amendment No. 11 by reference to Post-Effective Amendment No. 9 to the Registration Statement on Form N-4 (File No. 333-01107), as filed electronically on April 7, 1998 (Accession No. 0000950146-98-000564).

Three Supplements to the Prospectus, each dated October 1, 1998, are included in Part A of this Post-Effective Amendment.

                          VARIABLE ANNUITY ACCOUNT C
                          VARIABLE ANNUITY ACCOUNT B

                   Aetna Life Insurance and Annuity Company


                       Supplement Dated October 1, 1998
           to May 1, 1998 Prospectus or Contract Prospectus Summary



This supplement describes Series D of Aetna GET Fund ("GET D"), an investment option which may be available under the Contract described by the Variable Annuity Account B or C Prospectus or Contract Prospectus Summary, and a guarantee offered by the Aetna Life Insurance and Annuity Company ("Aetna") in connection with investments in GET D. GET D may not be available in all jurisdictions, under all Contracts or in all Plans. See the prospectus for GET D for a more complete description of the Fund, including charges and expenses.

AETNA GET FUND--SERIES D
GET D seeks to achieve maximum total return without compromising a minimum targeted rate of return by participating in favorable equity market performance during the Guaranteed Period which runs from January 16, 1999 through January 15, 2004. GET D shares will be offered for a limited time period, from October 15, 1998 through the close of business on January 15, 1999 ("Offering Period"). Aeltus Investment Management, Inc. is the investment adviser to GET D.

THE GET FUND GUARANTEE
GET D will mature on January 15, 2004 ("Maturity Date"), which will end the Guaranteed Period for GET D. Aetna guarantees that the value of a GET D accumulation unit on the Maturity Date will not be less than the value of a GET D accumulation unit as valued after the close of business on the last day of the Offering Period. If necessary, Aetna will transfer funds from its General Account to GET D to offset any shortfall. THIS GUARANTEE DOES NOT APPLY TO WITHDRAWALS OR TRANSFERS MADE BEFORE THE MATURITY DATE. Such withdrawals or transfers are made at the actual accumulation unit value on the date of the transaction.

GET D is only available as an investment option during the accumulation period. GET D should not be selected if annuity payments or other withdrawals or transfers from GET D are expected to begin prior to the Maturity Date. Contract Holders or Participants must transfer any portion of the value of their account ("Account Value") held in GET D to another investment option before an annuity option is elected.


Prior to the Maturity Date, Aetna will send a notice to each Contract Holder/Participant with amounts in GET D reminding them that the Maturity Date is approaching and that another investment option must be elected. If no such election is made, on the Maturity Date Aetna will transfer the portion of the Account Value based on GET D to another available series of GET Fund. If no GET Fund series is available, 50% of the Account Value from GET D will be transferred to Aetna Variable Fund d/b/a Aetna Growth and Income VP, a growth and income fund. The remaining 50% of the Account Value from GET D will be transferred to Aetna Income Shares d/b/a Aetna Bond VP, a bond fund. The transfers will be made as of the next determined accumulation unit value.



X.GET D-98                                                   October 1998

The following information supplements the Fee Table contained in the Prospectus or Contract Prospectus Summary:

SEPARATE ACCOUNT ANNUAL EXPENSES

In addition to any amounts currently listed under the heading "Separate Account Annual Expenses" in the Prospectus or Contract Prospectus Summary, Aetna will make a daily deduction of a GET Guarantee Charge, equal on an annual basis to the percentage shown below, from amounts allocated to the GET D investment option:

    GET Guarantee Charge (deducted daily during the Guaranteed Period)..0.25%

Maximum Total Separate Account Annual Expenses..........................1.75%(1)

(1) The Total Separate Account Expenses applicable to your particular Contract may be lower. Please refer to the Fee Table section of your Prospectus or Contract Prospectus Summary.



Aetna GET Fund Series D Annual Expenses
(As a percentage of average net assets)

                               INVESTMENT          OTHER          TOTAL FUND
                             ADVISORY FEE*       EXPENSES**     ANNUAL EXPENSES
                            ---------------   --------------   ----------------
Aetna GET Fund Series D           0.60%             0.15%             0.75%

*0.25% during the Offering Period. Thereafter, a management fee at an annual rate of 0.60% will apply during the Guaranteed Period.


**"Other Expenses" include an administrative fee on an annual basis of 0.075% of the average daily net assets of GET D and additional expenses which the investment adviser has agreed will not exceed on an annual basis 0.075% of the average daily net assets of GET D.


For more information regarding expenses paid out of assets of the Fund, see the GET D prospectus.



HYPOTHETICAL ILLUSTRATION (Example)--Aetna GET Fund Series D


THIS EXAMPLE IS PURELY HYPOTHETICAL. IT SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES OR EXPECTED RETURN. ACTUAL EXPENSES AND/OR RETURN MAY BE MORE OR LESS THAN THOSE SHOWN BELOW.


The following Examples illustrate the expenses that would have been paid assuming a $1,000 investment in the GET D investment option under the contract and a 5% return on assets.***



                    EXAMPLE A                                                               EXAMPLE B
--------------------------------------------------------------     ---------------------------------------------------
If you withdraw your entire Account Value at the end of the        If you do not withdraw your Account Value, you
periods shown, you would pay the following expenses, including     would pay the following expenses (no deferred sales
any applicable deferred sales charge:                              charge is reflected):

1 Year    3 Years   5 Years   10 Years                             1 Year   3 Years   5 Years   10 Years
$78       $135      $195      $295                                 $26      $81       $139      $295

***The Examples above assume that a mortality and expense risk charge of 1.25% on an annual basis, an administrative expense charge of 0.25% on an annual basis, a GET guarantee charge of 0.25% on an annual basis, and an annual maintenance fee that has been converted to a percentage of assets equal to 0.114%, are assessed. Example A assumes that a deferred sales charge of 5% of the Account Value at the end of years 1, 3 and 5, and 0% at the end of year 10, is assessed. (The expenses that you would pay under your particular Contract may be lower. Please refer to the Fee Table section of your Prospectus or Contract Prospectus Summary.)



X.GET D-98                                                   October 1998

                           VARIABLE ANNUITY ACCOUNT C
                           VARIABLE ANNUITY ACCOUNT B
                    Aetna Life Insurance and Annuity Company


                        Supplement Dated October 1, 1998
            to May 1, 1998 Prospectus or Contract Prospectus Summary


The following information updates and amends the "Fixed Account" Appendix or the "Fixed Account" section of the "Contracts Acquired by Exchange" Appendix of the Prospectus or Contract Prospectus Summary as follows:


   If the Company pays the Fixed Account Withdrawal Value in equal payments, with interest, over a period not to exceed 60 months, then the following language replaces the paragraph that describes the applicable interest rate to be credited by the Company:


   "During the payment period, the interest rate credited to amounts held in the Fixed Account will be determined in the manner set forth in the Contract. In no event will the interest rate be less than the minimum stated in the Contract."


Information about the Aetna Value Opportunity VP investment option is amended as follows:



Effective October 1, 1998, the sub-adviser for Aetna Variable Portfolios, Inc.--Aetna Value Opportunity VP will be Bradley, Foster & Sargent, Inc. Aeltus Investment Management, Inc. will continue to be the investment adviser to the Fund.





X.FAVALOP-98                                                 October 1998

                           VARIABLE ANNUITY ACCOUNT C
                    Aetna Life Insurance and Annuity Company



                        Supplement dated September 10, 1998
          to the May 1, 1998 Prospectus or Contract Prospectus Summary



Healthcare Retirement Plus and Voluntary Variable Annuity Contracts for use
                               with Tax-Deferred
Annuity Plans (Section 403(b)) and Defined Contribution Plans (Section 401(a))



The information in this supplement updates and amends the information contained in the Prospectus or Contract Prospectus Summary dated May 1, 1998.


In addition to the waivers of the 20% limit on full and partial withdrawals from the Fixed Plus Account outlined in Appendices II and III to the Prospectus and in Appendices I and II of the Contract Prospectus Summary, the Company may allow additional waivers of the limits to Participants of certain Plans. You can determine what additional waivers, if any, apply to your Plan by referring to the Contract or certificate.


                      SUBJECT TO COMPLETION OR AMENDMENT
INFORMATION CONTAINED HEREIN IS SUBJECT TO COMPLETION OR AMENDMENT. A REGISTRATION STATEMENT RELATING TO THESE SECURITIES HAS BEEN FILED WITH THE SECURITIES AND EXCHANGE COMMISSION. THESE SECURITIES MAY NOT BE SOLD NOR MAY OFFERS TO BUY BE ACCEPTED PRIOR TO THE TIME THE REGISTRATION STATEMENT BECOMES EFFECTIVE. THIS PROSPECTUS SUPPLEMENT SHALL NOT CONSTITUTE AN OFFER TO SELL OR THE SOLICITATION OF ANY OFFER TO BUY NOR SHALL THERE BE ANY SALE OF THESE SECURITIES IN ANY STATE IN WHICH SUCH OFFER, SOLICITATION OR SALE WOULD BE UNLAWFUL PRIOR TO REGISTRATION OR QUALIFICATION UNDER THE SECURITIES LAWS OF ANY SUCH STATE.







Form No. RH.01107-98-2                                     September 1998

                           VARIABLE ANNUITY ACCOUNT C
                           PART C - OTHER INFORMATION

Item 24. Financial Statements and Exhibits

     (a) Financial Statements:
         (1)      Incorporated by reference in Part A:
                  Condensed Financial Information
         (2)      Incorporated by reference in Part B:
                  Financial Statements of Variable Annuity Account C:
                  -   Statement of Assets and Liabilities as of December 31, 1997
                  -   Statements of Operations and Changes in Net Assets for the years ended
                      December 31, 1997 and 1996
                  -   Notes to Financial Statements
                  -   Independent Auditors' Report
                  Financial Statements of the Depositor:
                  -   Independent Auditors' Report
                  -   Consolidated Statements of Income for the years ended December 31, 1997,
                      1996 and 1995
                  -   Consolidated Balance Sheets as of December 31, 1997 and 1996
                  -   Consolidated Statements of Changes in Shareholder's Equity for the years ended December 31, 1997, 1996 and 1995
                  -   Consolidated Statements of Cash Flows for the years ended December 31,
                      1997, 1996 and 1995
                  -   Notes to Consolidated Financial Statements

     (b) Exhibits
         (1)      Resolution of the Board of Directors of Aetna Life Insurance and Annuity Company
                  establishing Variable Annuity Account C(1)
         (2)      Not applicable
         (3.1)    Broker-Dealer Agreement(2)
         (3.2)    Alternative Form of Wholesaling Agreement and Related Selling Agreement(3)
         (4.1)    Group Combination Annuity Contract (Nonparticipating) (A001RP95)(4)
         (4.2)    Group Combination Annuity Certificate (Nonparticipating) (A007RC95)(4)
         (4.3)    Group Combination Annuity Contract (Nonparticipating) (A020RV95)(4)
         (4.4)    Group Combination Annuity Certificate (Nonparticipating) (A027RV95)(4)
         (4.5)    Endorsement for Exchanged Contracts (EINRP95)(4)
         (4.6)    Endorsement for Exchanged Contracts (EINRV95)(4)
         (4.7)    Endorsement for 401(a) Plans(4)
         (4.8)    Endorsement (GET 9/96) to Contracts A001RP95 and A020RV95(5)
         (4.9)    Endorsement (GET-1 (9/96)) to Contract A001RP95 and A020RV95(6)
         (4.10)   Endorsement (E1OMNI97) to Contract A001RP95(7)
         (4.11)   Endorsement (E2OMNI97) to Contract A001RP95(7)

         (4.12)   Endorsement (3OMNI97) to Contract A001RP95(7)
         (4.13)   Endorsement (E1FXPL97) to Contract A001RP95(7)
         (4.14)   Endorsement (E2FXPL97) to Contracts A001RP95 and A020RV95(7)
         (4.15)   Endorsement (E3FXPL97) to Contracts A001RP95 and A020RV95(7)
         (4.16)   Endorsement (EINRP97) to Contract A001RP95(7)
         (4.17)   Endorsement (E4OMNI97) to Contract A001RP95(7)
         (4.18)   Endorsement (EINRV97) to Contract A020RV95(7)
         (4.19)   Endorsement (E1PAY97) to Contracts A001RP95 and A020RV95(7)
         (4.20)   Endorsement (E2PAY97) to Contracts A001RP95 and A020RV95(7)
         (4.21)   Endorsement (E1FXPY97) to Contracts A001RP95 and A020RV95(8)
         (4.22)   Endorsement (E4OMNI98) to Contracts A001RP95 and A020RV95(9)
         (4.23)   Endorsement (EG403-GIE-98) to Contracts A001RP95 and A020RV95 and
                  Certificates A007RC95 and A027RV95
         (4.24)   Endorsement (EG403-GIHC-98) to Contracts A001RP95 and A020RV95 and
                  Certificates A007RC95 and A027RV95
         (5)      Variable Annuity Contract Application (300-MOP-96)(10)
         (6.1)    Certification of Incorporation of Aetna Life Insurance and Annuity Company(11)
         (6.2)    Amendment of Certificate of Incorporation of Aetna Life Insurance and Annuity
                  Company(12)
         (6.3)    By-Laws as amended September 17, 1997 of Aetna Life Insurance and Annuity
                  Company(13)
         (7)      Not applicable
         (8.1)    Fund Participation Agreement by and among Aetna Life Insurance and Annuity
                  Company and Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income
                  Shares, Aetna Balanced VP, Inc., Aetna GET Fund on behalf of each of its series,
                  Aetna Generation Portfolios, Inc., on behalf of each of its series, and Aetna Variable
                  Portfolios, Inc. on behalf of each of its series and Aeltus Investment Management,
                  Inc., dated as of May 1, 1998(2)
         (8.2)    Service Agreement between Aeltus Investment Management, Inc. and Aetna Life
                  Insurance and Annuity Company in connection with the sale of shares of Aetna
                  Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced
                  VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation
                  Portfolios, Inc. on behalf of each of its series and Aetna Variable Portfolios, Inc., on behalf of each of its series dated as of May 1, 1998(2)
         (8.3)    Fund Participation Agreement among Calvert Responsibly Invested Balanced
                  Portfolio, Calvert Asset Management Company, Inc. and Aetna Life Insurance and
                  Annuity Company dated December 1, 1997(8)
         (8.4)    Service Agreement between Calvert Asset Management Company, Inc. and Aetna
                  Life Insurance and Annuity Company Dated December 1, 1997(8)
         (8.5)    Fund Participation Agreement between Aetna Life Insurance and Annuity
                  Company, Variable Insurance Products Fund and Fidelity Distributors Corporation

                  dated February 1, 1994 and amended on December 15, 1994, February 1, 1995, May
                  1, 1995, January 1, 1996 and March 1, 1996(12)
         (8.6)    Fifth Amendment dated as of May 1, 1997 to the Fund Participation Agreement between Aetna Life Insurance and Annuity Company, Variable Insurance Products
                  Fund and Fidelity Distributors Corporation dated February 1, 1994 and amended on
                  December 15, 1994, February 1, 1995, May 1, 1995, January 1, 1996 and March 1,
                  1996(14)
         (8.7)    Sixth Amendment dated November 6, 1997 to the Fund Participation Agreement between Aetna Life Insurance and Annuity Company, Variable Insurance
                  Products Fund and Fidelity Distributors Corporation dated February 1, 1994 and amended on December 15, 1994, February 1, 1995, May 1, 1995, January 1, 1996,
                  March 1, 1996 and May 1, 1997(15)
         (8.8)    Seventh Amendment dated as of May 1, 1998 to the Fund Participation Agreement between Aetna Life Insurance and Annuity Company, Variable Insurance Products
                  Fund and Fidelity Distributors Corporation dated February 1, 1994 and amended on
                  December 15, 1994, February 1, 1995, May 1, 1995, January 1, 1996, March 1,
                  1996, May 1, 1997 and November 6, 1997(2)
         (8.9)    Fund Participation Agreement between Aetna Life Insurance and Annuity
                  Company, Variable Insurance Products Fund II and Fidelity Distributors
                  Corporation dated February 1, 1994 and amended on December 15, 1994, February
                  1, 1995, May 1, 1995, January 1, 1996 and March 1,1996(12)
         (8.10)   Fifth Amendment dated as of May 1, 1997 to the Fund Participation Agreement between Aetna Life Insurance and Annuity Company, Variable Insurance Products
                  Fund II and Fidelity Distributors Corporation dated February 1, 1994 and amended on December 15, 1994, February 1, 1995, May 1, 1995, January 1, 1996 and March
                  1, 1996(14)
         (8.11)   Sixth Amendment dated as of January 20, 1998 to the Fund Participation
                  Agreement between Aetna Life Insurance and Annuity Company, Variable
                  Insurance Products Fund II and Fidelity Distributors Corporation dated February 1,
                  1994 and amended on December 15, 1994, February 1, 1995, May 1, 1995, January
                  1, 1996, March 1, 1996 and May 1, 1997(16)
         (8.12)   Seventh Amendment dated as of May 1, 1998 to the Fund Participation Agreement between Aetna Life Insurance and Annuity Company, Variable Insurance Products
                  Fund II and Fidelity Distributors Corporation dated February 1, 1994 and amended on December 15, 1994, February 1, 1995, May 1, 1995, January 1, 1996, March 1,
                  1996, May 1, 1997 and January 20, 1998(2)
         (8.13)   Service Agreement between Aetna Life Insurance and Annuity Company and
                  Fidelity Investments Institutional Operations Company dated as of November 1,
                  1995(17)
         (8.14)   Amendment dated January 1, 1997 to Service Agreement between Aetna Life
                  Insurance and Annuity Company and Fidelity Investments Institutional Operations
                  Company dated as of November 1, 1995(14)

         (8.15)   Fund Participation Agreement among Janus Aspen Series and Aetna Life Insurance and Annuity Company and Janus Capital Corporation dated December 8, 1997(18)
         (8.16)   Service Agreement between Janus Capital Corporation and Aetna Life Insurance and Annuity Company dated December 8, 1997(18)
         (8.17)   Fund Participation Agreement between Aetna Life Insurance and Annuity Company and Lexington Management Corporation regarding Natural Resources Trust dated
                  December 1, 1988 and amended February 11, 1991(3)
         (8.18)   Fund Participation Agreement between Aetna Life Insurance and Annuity Company and Oppenheimer Variable Annuity Account Funds and Oppenheimer Funds,
                  Inc.(19)
         (8.19)   Service Agreement between Oppenheimer Funds, Inc. and Aetna Life Insurance and
                  Annuity Company(19)
         (9)      Opinion and Consent of Counsel
         (10)     Consent of Independent Auditors
         (11)     Not applicable
         (12)     Not applicable
         (13)     Schedule for Computation of Performance Data(9)
         (14)     Not applicable
         (15.1)   Powers of Attorney(20)
         (15.2)   Authorization for Signatures(3)

1. Incorporated by reference to Post-Effective Amendment No. 6 to Registration Statement on Form N-4 (File No. 33-75986), as filed electronically on April 22, 1996 (Accession No. 0000950146-96-000563).
2. Incorporated by reference to Registration Statement on Form N-4 (File No. 333-56297), as filed electronically on June 8, 1998 (Accession No. 0000950146-98-000983).
3. Incorporated by reference to Post-Effective Amendment No. 5 to Registration Statement on Form N-4 (File No. 33-75986), as filed electronically on April 12, 1996 (Accession No. 0000912057-96-006383).
4. Incorporated by reference to Registration Statement on Form N-4 (File No. 333-01107), as filed electronically on February 21, 1996 (Accession No. 0000950146-96-000241).
5. Incorporated by reference to Post-Effective Amendment No. 6 to Registration Statement on Form N-4 (File No. 33-91846), as filed electronically on August 6, 1996 (Accession No. 0000912057-96-016381).
6. Incorporated by reference to Post-Effective Amendment No. 10 to Registration Statement on Form N-4 (File No. 333-01107), as filed electronically on July 22, 1998 (Accession No. 0000950146-98-001225).
7. Incorporated by reference to Post-Effective Amendment No. 4 to Registration Statement on Form N-4 (File No. 333-01107), as filed electronically on February 26, 1997 (Accession No. 0000950146-97-000241).

8. Incorporated by reference to Post-Effective Amendment No. 8 to Registration Statement on Form N-4 (File No. 333-01107), as filed electronically on February 19, 1998 (Accession No. 0000950146-98-000248).
9. Incorporated by reference to Post-Effective Amendment No. 9 to Registration Statement on Form N-4 (File No. 333-01107), as filed electronically on April 7, 1998 (Accession No. 0000950146-98-000564).
10. Incorporated by reference to Post-Effective Amendment No. 13 to Registration Statement on Form N-4 (File No. 33-91846), as filed electronically on April 13, 1998 (Accession No. 0000950146-98-000611).
11. Incorporated by reference to Post-Effective Amendment No. 1 to Registration Statement on Form S-1 (File No. 33-60477), as filed electronically on April 15, 1996 (Accession No. 0000950146-96-000534).
12. Incorporated by reference to Post-Effective Amendment No. 12 to Registration Statement on Form N-4 (File No. 33-75964), as filed electronically on February 11, 1997 (Accession No. 0000950146-97-000159).
13. Incorporated by reference to Post-Effective Amendment No. 12 to Registration Statement on Form N-4 (File No. 33-91846), as filed electronically on October 30, 1997 (Accession No. 0000950146-97-001589).
14. Incorporated by reference to Post-Effective Amendment No. 30 to Registration Statement on Form N-4 (File No. 33-34370), as filed electronically on September 29, 1997 (Accession No. 0000950146-97-001485).
15. Incorporated by reference to Post-Effective Amendment No. 16 to Registration Statement on Form N-4 (File No. 33-75964), as filed electronically on February 9, 1998 (Accession No. 0000950146-98-000179).
16. Incorporated by reference to Post-Effective Amendment No. 7 to Registration Statement on Form S-6 (File No. 33-75248), as filed electronically on February 24, 1998 (Accession No. 0000950146-98-000267).
17. Incorporated by reference to Post-Effective Amendment No. 3 to Registration Statement on Form N-4 (File No. 33-88720), as filed electronically on June 28, 1996 (Accession No. 0000928389-96-000136).
18. Incorporated by reference to Post-Effective Amendment No. 10 to Registration Statement on Form N-4 (File No. 33-75992), as filed electronically on December 31, 1997 (Accession No. 0000950146-97-001982).
19. Incorporated by reference to Post-Effective Amendment No. 27 to Registration Statement on Form N-4 (File No. 33-34370), as filed electronically on April 16, 1997 (Accession No. 0000950146-97-000617).
20. Incorporated by reference to Pre-Effective Amendment No. 1 to Registration Statement on Form N-4 (File No. 333-56297), as filed electronically on August 4, 1998 (Accession No. 0000950146-98-001283).

Item 25. Directors and Officers of the Depositor

Name and Principal
Business Address*                                     Positions and Offices with Depositor
-------------------                                   ------------------------------------

Thomas J. McInerney                                   Director and President

Catherine H. Smith                                    Director, Chief Financial Officer and Senior Vice
                                                      President

Shaun P. Mathews                                      Director and Senior Vice President

Deborah Koltenuk                                      Vice President, Treasurer and Corporate Controller

Frederick D. Kelsven                                  Vice President and Chief Compliance Officer

Kirk P. Wickman                                       Vice President, General Counsel and Corporate Secretary


* The principal business address of all directors and officers listed is 151 Farmington Avenue, Hartford, Connecticut 06156.

Item 26. Persons Controlled by or Under Common Control with the Depositor or Registrant

Attached is a listing of all persons directly or indirectly controlled by or under common control with the Registrant. The listing indicates (1) the state or other sovereign power under the laws of which the entity is organized, (2) the percentage of voting securities owned or other basis of control by the person, if any, immediately controlling it (percentages are rounded to the nearest whole percentage and are based on ownership of voting rights), and (3) its principal business.

June 30, 1998                        COMPANY ORGANIZATION LIST


-----------------------------------------------------------------------------------------------------------------------------------
COMPANY                           STATE             IMMEDIATE              OWNERSHIP     PRINCIPAL BUSINESS
                                                    OWNER                  PERCENTAGE+
-----------------------------------------------------------------------------------------------------------------------------------
Aetna Inc.                        CT (1)            Publicly Held                        Holding Company
-----------------------------------------------------------------------------------------------------------------------------------
Aetna Services, Inc.              CT (1) (*)        Aetna Inc.             100%          Holding Company
-----------------------------------------------------------------------------------------------------------------------------------
Aetna U.S. Healthcare Inc.        PA (1) (*)        Aetna Inc.             100%          Holding Company
-----------------------------------------------------------------------------------------------------------------------------------
Aetna Risk Indemnity              Bermuda (1) (*)   Aetna Inc.             100%          Insurance
Company Limited
-----------------------------------------------------------------------------------------------------------------------------------
Aetna Life Insurance Company      CT (1) (*)        Aetna Services, Inc.   100%          Life and Health Insurance and
                                                                                         Related Services
-----------------------------------------------------------------------------------------------------------------------------------
Aetna Retirement Services,        CT (1) (*)        Aetna Services, Inc.   100%          Holding Company
Inc.
-----------------------------------------------------------------------------------------------------------------------------------
Aetna International, Inc.         CT (1) (*)        Aetna Services, Inc.   100%          Holding Company for
                                                                                         International Subsidiaries
-----------------------------------------------------------------------------------------------------------------------------------
Aetna Health and Life             CT (1) (*)        Aetna Services, Inc.   100%          Life and Health Insurance
Insurance Company
-----------------------------------------------------------------------------------------------------------------------------------


(1) Corporation                     (*) Fully Consolidated
(2) Partnership                     (**) One Line Consolidation
(3) Joint Venture                   (***) Not Consolidated
(4) Trust
(5) Limited Liability Company

+ Percentages are rounded to the nearest whole percent and are based on ownership of voting rights.

June 30, 1998                        COMPANY ORGANIZATION LIST

-----------------------------------------------------------------------------------------------------------------------------------
COMPANY                           STATE             IMMEDIATE              OWNERSHIP     PRINCIPAL BUSINESS
                                                    0WNER                  PERCENTAGE+
-----------------------------------------------------------------------------------------------------------------------------------
Aetna Capital Trust I             DE (4) (*)        Aetna Services, Inc.   100%          Business Trust
-----------------------------------------------------------------------------------------------------------------------------------
Aetna Capital Trust II            DE (4) (*)        Aetna Services, Inc.   100%          Business Trust
-----------------------------------------------------------------------------------------------------------------------------------
Aetna Capital Trust III           DE (4) (*)        Aetna Services, Inc.   100%          Business Trust
-----------------------------------------------------------------------------------------------------------------------------------
Aetna Capital Trust IV            DE (4) (*)        Aetna Services, Inc.   100%          Business Trust
-----------------------------------------------------------------------------------------------------------------------------------
AUSHC Holdings, Inc.              CT (1) (*)        Aetna Services, Inc.   100%          Holding Company
-----------------------------------------------------------------------------------------------------------------------------------
Aetna Foundation, Inc.            CT (1) (***)      Aetna Services, Inc.   100%a         Supports Charitable Scientific,
                                                                                         Literary and Educational
                                                                                         Activities
-----------------------------------------------------------------------------------------------------------------------------------
Imperial Fire & Marine            U.K. (1) (***)    Aetna Services, Inc.   10%           Reinsurance
Re-Insurance Company
Limited
-----------------------------------------------------------------------------------------------------------------------------------
Aetna Business Resources, Inc.    CT (1) (*)        Aetna Services, Inc.   100%          Provides Business Services to
                                                                                         External Clients
-----------------------------------------------------------------------------------------------------------------------------------
AE Fifteen, Incorporated          CT (1) (*)        Aetna Services, Inc.   100%          Shell Corp. for Interest in
                                                                                         Cogeneration
-----------------------------------------------------------------------------------------------------------------------------------
Luettgens Limited                 CT (1) (*)        Aetna Services, Inc.   100%          Retail Specialty Store
-----------------------------------------------------------------------------------------------------------------------------------
AE Housing Corp.                  CT (1) (*)        Aetna Services, Inc.   100%          Real Estate
-----------------------------------------------------------------------------------------------------------------------------------
Aetna Capital L.L.C.              DE (5) (*)        Aetna Services, Inc.    95%b         Finance - Limited Liability
                                                                                         Company
-----------------------------------------------------------------------------------------------------------------------------------
Aetna Realty Investments I,       CT (1) (*)        Aetna Services, Inc.   100%          Real Estate Investment
Inc.
-----------------------------------------------------------------------------------------------------------------------------------
Aetna Properties I                CT (2) (***)      Aetna Realty           84%c          Real Estate Investment
Limited Partnership                                 Investments I, Inc.
-----------------------------------------------------------------------------------------------------------------------------------
PHPSNE Parent                     DE (1) (*)        AUSHC Holdings, Inc.    55%          Holding Company
Corporation
-----------------------------------------------------------------------------------------------------------------------------------


--------
a   Nonstock Corporation
b   Aetna Capital Holdings, Inc. owns 5% of this Limited Liability Company.
c Aetna Realty Investments I, Inc. is a 1% general partner and an 83% limited partner.

June 30, 1998                        COMPANY ORGANIZATION LIST

-----------------------------------------------------------------------------------------------------------------------------------
COMPANY                           STATE             IMMEDIATE              OWNERSHIP     PRINCIPAL BUSINESS
                                                    0WNER                  PERCENTAGE+
-----------------------------------------------------------------------------------------------------------------------------------
Aetna Health Plans of             CT (1)(*)         PHPSNE Parent          100%          Health Care
Southern New England, Inc.                          Corporation
-----------------------------------------------------------------------------------------------------------------------------------
CMBS Holdings, Inc.               TX (1) (*)        Aetna Life Insurance   100%          Real Estate Investment and
                                                    Company                              Management
-----------------------------------------------------------------------------------------------------------------------------------
CMBS Holdings, Inc. - II          CT (1) (*)        Aetna Life Insurance   100%          Real Estate
                                                    Company
-----------------------------------------------------------------------------------------------------------------------------------
CMBS Holdings, L.L.C.             CT (5) (*)        Aetna Life Insurance   99%d          Real Estate
                                                    Company
-----------------------------------------------------------------------------------------------------------------------------------
Aetna Real Estate                 CT (1) (*)        Aetna Life Insurance   100%          Acquire, Develop and Lease Real
Properties, Inc.                                    Company                              Estate
-----------------------------------------------------------------------------------------------------------------------------------
CDI Equity, Inc.                  DE (1) (*)        Aetna Life Insurance   100%          General Business Corporation
                                                    Company
-----------------------------------------------------------------------------------------------------------------------------------
CDI Equity L.L.C.                 DE (5) (*)        Aetna Life Insurance   99%e          General Business Corporation
                                                    Company
-----------------------------------------------------------------------------------------------------------------------------------
AE Fourteen, Inc.                 CT (1) (*)        Aetna Life Insurance   100%          Cogeneration
                                                    Company
-----------------------------------------------------------------------------------------------------------------------------------
Aetna Life Assignment             CT (1) (*)        Aetna Life Insurance   100%          Assignment Company for
Company                                             Company                              Structured Settlements
-----------------------------------------------------------------------------------------------------------------------------------
Aetna/Area Corporation            CT (1) (*)        Aetna Life Insurance   100%          Real Estate Investment and
                                                    Company                              Management
-----------------------------------------------------------------------------------------------------------------------------------
Aetna Institutional               CT (2) (**)       Aetna Life Insurance   13%f          Real Estate Investment
Investors I Limited                                 Company
Partnership
-----------------------------------------------------------------------------------------------------------------------------------
Shadow Ridge At Oak Park          CA (2) (**)       Aetna Life Insurance   80%           Real Estate
Condominium Associates                              Company
-----------------------------------------------------------------------------------------------------------------------------------

--------
d   CMBS Holdings, Inc.-II owns 1% of this Limited Liability Company.
e   CDI Equity, Inc. owns 1% of this Limited Liability Company.
f   Aetna Real Estate Properties, Inc. is a 1% general partner.

June 30, 1998                        COMPANY ORGANIZATION LIST

-----------------------------------------------------------------------------------------------------------------------------------
COMPANY                           STATE             IMMEDIATE                        OWNERSHIP     PRINCIPAL BUSINESS
                                                    0WNER                            PERCENTAGE+
-----------------------------------------------------------------------------------------------------------------------------------
BPC Equity, Inc.                  DE (1) (*)        Aetna Life Insurance Company     100%          General Business Corporation
-----------------------------------------------------------------------------------------------------------------------------------
BPC Equity, L.L.C.                DE (5) (*)        Aetna Life Insurance Company      99%g         General Business Corporation
-----------------------------------------------------------------------------------------------------------------------------------
Aetna Affordable Housing, Inc.    CT (1) (*)        Aetna Life Insurance Company     100%          Real Estate Investment
-----------------------------------------------------------------------------------------------------------------------------------
AHP Holdings, Inc.                CT (1) (*)        Aetna Life Insurance Company     100%          Holding Company
-----------------------------------------------------------------------------------------------------------------------------------
Bay Area Mall, L.L.C.             DE (5) (*)        Aetna Life Insurance Company      99%h         Real Estate
-----------------------------------------------------------------------------------------------------------------------------------
Bay Area Mall, Inc.               DE (1) (*)        Aetna Life Insurance Company     100%          Real Estate
-----------------------------------------------------------------------------------------------------------------------------------
455 Market Street                 CA (2) (**)       Aetna Life Insurance Company      90%i         Real Estate
-----------------------------------------------------------------------------------------------------------------------------------
Koll Center Newport A             CA (2) (**)       Aetna Life Insurance Company      50%j         Real Estate Investment
-----------------------------------------------------------------------------------------------------------------------------------
Koll Center Newport Number 8      CA (2) (**)       Aetna Life Insurance Company      50%k         Real Estate Investment
-----------------------------------------------------------------------------------------------------------------------------------
Koll Center Newport Number 9      CA (2) (**)       Aetna Life Insurance Company      50%l         Real Estate Investment
-----------------------------------------------------------------------------------------------------------------------------------
Koll Center Newport Number 10     CA (2) (**)       Aetna Life Insurance Company      50%m         Real Estate Investment
-----------------------------------------------------------------------------------------------------------------------------------

--------
g   BPC Equity, Inc. owns 1% of this Limited Liability Company.
h   Bay Area Mall, Inc. owns 1% of this Limited Liability Company.
i   89% general partner and 1% limited partner.
j Aetna Life Insurance Company is a 49% general partner and a 1% limited partner.
k Aetna Life Insurance Company is a 49% general partner and a 1% limited partner.
l Aetna Life Insurance Company is a 49% general partner and a 1% limited partner.
m Aetna Life Insurance Company is a 49% general partner and a 1% limited partner.

June 30, 1998                        COMPANY ORGANIZATION LIST

-----------------------------------------------------------------------------------------------------------------------------------
COMPANY                           STATE             IMMEDIATE                        OWNERSHIP     PRINCIPAL BUSINESS
                                                    0WNER                            PERCENTAGE+
-----------------------------------------------------------------------------------------------------------------------------------
Koll Center Newport Number 11     CA (2) (**)       Aetna Life Insurance Company     50%n          Real Estate Investment
-----------------------------------------------------------------------------------------------------------------------------------
Koll Center Newport Number 14     CA (3) (**)       Aetna Life Insurance Company     60%           Real Estate Investment
-----------------------------------------------------------------------------------------------------------------------------------
Pinnacle McDowell Investors,      DE (5) (**)       Aetna Life Insurance Company     100%          Real Estate Holding Company
L.L.C.
-----------------------------------------------------------------------------------------------------------------------------------
1111 Pasquinelli Dr. L.L.C.       DE (5) (**)       Aetna Life Insurance Company     100%          Real Estate Holding Company
-----------------------------------------------------------------------------------------------------------------------------------
1400 Busch Parkway, L.L.C.        DE (5) (**)       Aetna Life Insurance Company     100%          Real Estate Holding Company
-----------------------------------------------------------------------------------------------------------------------------------
Hayward Industrial Park           CT (2) (**)       Aetna Life Insurance Company     99%           Real Estate Investment
Associates
-----------------------------------------------------------------------------------------------------------------------------------
Aetna Hamilton Partnership        IL (2) (**)       Aetna Life Insurance Company     62%           Real Estate
-----------------------------------------------------------------------------------------------------------------------------------
Waterloo Associates Limited       NC (2) (**)       Aetna Life Insurance Company     99%o          Real Estate Investment
Partnership
-----------------------------------------------------------------------------------------------------------------------------------
Gables At Farmington Associates   CT (2) (**)       Aetna Life Insurance Company     60%           Real Estate Investment
-----------------------------------------------------------------------------------------------------------------------------------
Country Club Heights at Woburn    MA (2) (**)       Aetna Life Insurance Company     60%           Real Estate Investment
Associates
-----------------------------------------------------------------------------------------------------------------------------------
Carlyle Club Apartments           DE (5) (**)       Aetna Life Insurance Company     100%          Real Estate Holding Company
Investors, L.L.C.
-----------------------------------------------------------------------------------------------------------------------------------
Citation Club Investors, L.L.C.   DE (5) (**)       Aetna Life Insurance Company     100%          Real Estate Holding Company
-----------------------------------------------------------------------------------------------------------------------------------
Britcher Aetna-Laguna Hills       CA (2) (**)       Aetna Life Insurance Company     68%           Real Estate Investment
-----------------------------------------------------------------------------------------------------------------------------------
Harbor Business Park              CA (2) (**)       Aetna Life Insurance Company     99%           Real Estate Investment
-----------------------------------------------------------------------------------------------------------------------------------

----------
n Aetna Life Insurance Company is a 49% general partner and a 1% limited partner.
o Aetna Life Insurance Company is a 99% general partner and Trumbull Three, Inc. is a 1% limited partner.

June 30, 1998                        COMPANY ORGANIZATION LIST

-----------------------------------------------------------------------------------------------------------------------------------
COMPANY                           STATE             IMMEDIATE                        OWNERSHIP     PRINCIPAL BUSINESS
                                                    0WNER                            PERCENTAGE+
-----------------------------------------------------------------------------------------------------------------------------------
Ensenada De Las Colinas I         TX (2) (**)       Aetna Life Insurance Company     99%p          Real Estate Investment
Associates
-----------------------------------------------------------------------------------------------------------------------------------
Trevose Hospitality, Inc.         CT (1) (**)       Aetna Life Insurance Company     100%          Real Estate Investment
-----------------------------------------------------------------------------------------------------------------------------------
Oaks at Valley Ranch I            TX (2) (**)       Aetna Life Insurance Company     99%q          Real Estate Investment
-----------------------------------------------------------------------------------------------------------------------------------
Oaks at Valley Ranch II           TX (2) (**)       Aetna Life Insurance Company     99%r          Real Estate Investment
-----------------------------------------------------------------------------------------------------------------------------------
KBC-RED Hill Limited Partnership  CA (2) (**)       Aetna Life Insurance Company     80%           Real Estate Investment
-----------------------------------------------------------------------------------------------------------------------------------
KBC-Eastside Limited Partnership  AZ (2) (**)       Aetna Life Insurance Company     80%           Real Estate Investment
-----------------------------------------------------------------------------------------------------------------------------------
Trumbull One, Inc.                CT (1) (*)        Aetna Life Insurance Company     100%          Real Estate Investment
-----------------------------------------------------------------------------------------------------------------------------------
Trumbull Two, Inc.                CT (1) (*)        Aetna Life Insurance Company     100%          Real Estate Investment
-----------------------------------------------------------------------------------------------------------------------------------
Trumbull Three, Inc.              CT (1) (*)        Aetna Life Insurance Company     100%          Real Estate Investment
-----------------------------------------------------------------------------------------------------------------------------------
Trumbull Four, Inc.               CT (1) (*)        Aetna Life Insurance Company     100%          Real Estate Investment
-----------------------------------------------------------------------------------------------------------------------------------
Century City North L.L.C.         DE (5) (**)       Aetna Life Insurance Company     84%s          Real Estate Investment
-----------------------------------------------------------------------------------------------------------------------------------
Southfield Partners               MD (2) (**)       Aetna Life Insurance Company     99%t          Real Estate Investment
-----------------------------------------------------------------------------------------------------------------------------------

----------
p Aetna Life Insurance Company is a 99% general partner and Trumbull One, Inc. is a 1% limited partner.
q Aetna Life Insurance Company is a 99% general partner and Trumbull One, Inc. is a 1% limited partner.
r Aetna Life Insurance Company is a 99% general partner and Trumbull One, Inc. is a 1% limited partner.
s Aetna Health and Life Insurance Company owns 16% of this Limited Liability Company.
t Aetna Life Insurance Company is a 99% general partner and Trumbull Four, Inc. is a 1% limited partner.

June 30, 1998                        COMPANY ORGANIZATION LIST

-----------------------------------------------------------------------------------------------------------------------------------
COMPANY                           STATE             IMMEDIATE                        OWNERSHIP     PRINCIPAL BUSINESS
                                                    0WNER                            PERCENTAGE+
-----------------------------------------------------------------------------------------------------------------------------------
Lincoln Rancho Cucamonga          CA (2) (**)       Aetna Life Insurance Company     60%           Real Estate Investment
Associates
-----------------------------------------------------------------------------------------------------------------------------------
Becknell Properties               IL (2) (**)       Aetna Life Insurance Company     75%           Real Estate Investment
-----------------------------------------------------------------------------------------------------------------------------------
Village Green of Madison Heights  MI (2) (**)       Aetna Life Insurance Company     99%u          Real Estate Investment
-----------------------------------------------------------------------------------------------------------------------------------
Centrum Associates                CA (2) (**)       Aetna Life Insurance Company     65%           Real Estate Investment
-----------------------------------------------------------------------------------------------------------------------------------
Tri-City Mall Associates          AZ (2) (**)       Aetna Life Insurance Company     50%           Real Estate Investment
-----------------------------------------------------------------------------------------------------------------------------------
Southwest Financial Associates    AZ (2) (**)       Aetna Life Insurance Company     60%           Real Estate Investment
-----------------------------------------------------------------------------------------------------------------------------------
B&H Ventures IV Limited           CT (2) (**)       Aetna Life Insurance Company     75%           Real Estate Investment
Partnership
-----------------------------------------------------------------------------------------------------------------------------------
Champions Richland Northcourte    TX (2) (*)        Aetna Life Insurance Company     99%v          Real Estate Investment
Partnership
-----------------------------------------------------------------------------------------------------------------------------------
Chris-Town Village Associates     AZ (2) (**)       Aetna Life Insurance Company     50%           Real Estate Investment
-----------------------------------------------------------------------------------------------------------------------------------
Arshaw Partners I                 TX (2) (*)        Aetna Life Insurance Company     50%           Real Estate Investment
-----------------------------------------------------------------------------------------------------------------------------------
Arshaw Partners II                TX (2) (**)       Aetna Life Insurance Company     50%           Real Estate Holding Company
-----------------------------------------------------------------------------------------------------------------------------------
Assembly Square Mall LLC          DE (5) (**)       Aetna Life Insurance Company     99%w          Real Estate Investment
-----------------------------------------------------------------------------------------------------------------------------------
Spectrum Fashion Center           AZ (2) (**)       Aetna Life Insurance Company     50%           Real Estate Investment
-----------------------------------------------------------------------------------------------------------------------------------

----------
u Aetna Life Insurance Company is a 99% general partner and Trumbull Three, Inc. is a 1% limited partner.
v Aetna Life Insurance Company is a 99% general partner and Trumbull One, Inc. is a 1% limited partner.
w Aetna Life Insurance Company is a 99% general partner and Bay Area Mall, Inc., is a 1% general partner.

June 30, 1998                        COMPANY ORGANIZATION LIST

-----------------------------------------------------------------------------------------------------------------------------------
COMPANY                           STATE             IMMEDIATE                        OWNERSHIP     PRINCIPAL BUSINESS
                                                    0WNER                            PERCENTAGE+
-----------------------------------------------------------------------------------------------------------------------------------
Canyon Springs Investment         TX (2) (**)       Aetna Life Insurance Company     100%x         Real Estate Holding Company
Partners L.P.
-----------------------------------------------------------------------------------------------------------------------------------
Chambridgeside Galleria           MA (2) (**)       Aetna Life Insurance Company     50%           Real Estate Investment
-----------------------------------------------------------------------------------------------------------------------------------
ADBI Partnership                  FL (2) (**)       Aetna Life Insurance Company     30%           Real Estate Investment
-----------------------------------------------------------------------------------------------------------------------------------
Marriott Inner Harbor Hotel       MD (2) (*)        Aetna Life Insurance Company     99%           Real Estate Investment
-----------------------------------------------------------------------------------------------------------------------------------
1501 Fourth Ave. Limited          WA (2) (**)       Aetna Life Insurance Company     91%y          Real Estate Investment
Partnership
-----------------------------------------------------------------------------------------------------------------------------------
Thace Associates                  MI (2) (**)       Aetna Life Insurance Company     25%           Real Estate Investment
-----------------------------------------------------------------------------------------------------------------------------------
Eastmeadow Distribution Center    GA (2) (**)       Aetna Life Insurance Company     99%z          Real Estate Investment
Limited Partnership
-----------------------------------------------------------------------------------------------------------------------------------
Eastmeadow Distribution Center    GA (2) (**)       Aetna Life Insurance Company     99%aa         Real Estate Investment
Phase II Limited Partnership
-----------------------------------------------------------------------------------------------------------------------------------
Azalea Mall, L.L.C.               DE (5) (**)       Aetna Life Insurance Company     99%bb         Real Estate Holding Company
-----------------------------------------------------------------------------------------------------------------------------------
Southeast Second Avenue, Inc.     DE (1) (*)        Aetna Life Insurance Company     100%          Real Estate Investment
-----------------------------------------------------------------------------------------------------------------------------------
Menlo One, L.L.C.                 DE (5) (**)       Aetna Life Insurance Company     99%cc         Real Estate Holding Company
-----------------------------------------------------------------------------------------------------------------------------------

----------
x Aetna Life Insurance Company is a 99% limited partner and Trumbull One, Inc. is a 1% general partner.
y Aetna Life Insurance Company is a 90% general partner and a 1% limited partner.
z Aetna Life Insurance Company is a 98% general partner and a 1% limited partner.
aa Aetna Life Insurance Company is a 98% general partner and a 1% limited partner.
bb Southeast Second Avenue, Inc. owns 1% of these limited liability companies. cc Southeast Second Avenue, Inc. owns 1% of these limited liability companies.

June 30, 1998                        COMPANY ORGANIZATION LIST

------------------------------------------------------------------------------------------------------------------------------------
COMPANY                             STATE        IMMEDIATE                        OWNERSHIP     PRINCIPAL BUSINESS
                                                 0WNER                            PERCENTAGE+
------------------------------------------------------------------------------------------------------------------------------------
Central Trust Center Associates     OH (2) (**)  Aetna Life Insurance Company     15%           Real Estate Investment
------------------------------------------------------------------------------------------------------------------------------------
Capitol District Energy Center      CT (2) (**)  AE Fourteen, Inc.                50%           Cogeneration of Electrical Power
Cogeneration Associates
------------------------------------------------------------------------------------------------------------------------------------
Aetna Insurance Company of          CT (1) (*)   AHP Holdings, Inc.               100%          Insurance
Connecticut
------------------------------------------------------------------------------------------------------------------------------------
Aetna Retirement Holdings, Inc.     CT (1) (*)   Aetna Retirement Services, Inc.  100%          Holding Company
------------------------------------------------------------------------------------------------------------------------------------
Aetna Life Insurance and Annuity    CT (1) (*)   Aetna Retirement Holdings, Inc.  100%          Life Insurance, Pensions And
Company                                                                                         Annuities
------------------------------------------------------------------------------------------------------------------------------------
Systematized Benefits               CT (1) (*)   Aetna Retirement Holdings, Inc.  100%          Third Party Administrator
Administrators, Inc.
------------------------------------------------------------------------------------------------------------------------------------
Aetna Financial Services, Inc.      CT (1) (*)   Aetna Retirement Holdings, Inc.  100%          Broker-Dealer and Investment Advisor
------------------------------------------------------------------------------------------------------------------------------------
Aeltus Investment Management, Inc.  CT (1) (*)   Aetna Retirement Holdings, Inc.  100%          Investment Advisor
------------------------------------------------------------------------------------------------------------------------------------
Aetna Investment Services, Inc.     CT (1) (*)   Aetna Retirement Holdings, Inc.  100%          Distribute Securities Products -
                                                                                                ALIAC and Outside Funds
------------------------------------------------------------------------------------------------------------------------------------
Aetna Insurance Agency Holdings     CT (1) (*)   Aetna Retirement Holdings, Inc.  100%          Holding Company
Company, Inc.
------------------------------------------------------------------------------------------------------------------------------------
FNI International, Inc.             CA (1) (*)   Aetna Retirement Holdings, Inc.  100%          Holding Company
------------------------------------------------------------------------------------------------------------------------------------
Aetna Insurance Company of America  CT (1) (*)   Aetna Life Insurance and         100%          Write/Reinsure Life and Annuity
                                                 Annuity Company                                Business
------------------------------------------------------------------------------------------------------------------------------------
Aetna New Series Fund, Inc.         MD (1) (**)  Aetna Life Insurance and         100%          Regulated Investment Company (Mutual
                                                 Annuity Company                                Fund)
------------------------------------------------------------------------------------------------------------------------------------
Aetna Income Shares                 MA (4) (**)  Aetna Life Insurance and         99%           Regulated Investment Company (Mutual
                                                 Annuity Company                                Fund)
------------------------------------------------------------------------------------------------------------------------------------
Aetna Variable Encore Fund          MA (4) (**)  Aetna Life Insurance and         100%          Regulated Investment Company (Mutual
                                                 Annuity Company                                Fund)
------------------------------------------------------------------------------------------------------------------------------------

June 30, 1998                        COMPANY ORGANIZATION LIST

------------------------------------------------------------------------------------------------------------------------------------
COMPANY                           STATE             IMMEDIATE                      OWNERSHIP     PRINCIPAL BUSINESS
                                                    0WNER                          PERCENTAGE+
------------------------------------------------------------------------------------------------------------------------------------
Aetna GET Fund                    MA (4) (**)       Aetna Life Insurance and       100%          Regulated Investment Company
                                                    Annuity Company                              (Mutual Fund)
------------------------------------------------------------------------------------------------------------------------------------
Aetna Variable Portfolios, Inc.   MD (1) (**)       Aetna Life Insurance and       97%dd         Regulated Investment Company
                                                    Annuity Company                              (Mutual Fund)
------------------------------------------------------------------------------------------------------------------------------------
Aetna Variable Fund               MA (4) (**)       Aetna Life Insurance and       98%           Regulated Investment Company
                                                    Annuity Company                              (Mutual Fund)
------------------------------------------------------------------------------------------------------------------------------------
Aetna Generation Portfolios, Inc. MD (1) (**)       Aetna Life Insurance and       100%          Regulated Investment Company
                                                    Annuity Company                              (Mutual Fund)
------------------------------------------------------------------------------------------------------------------------------------
Aetna Balanced VP, Inc.           MD (1) (**)       Aetna Life Insurance and       100%          Regulated Investment Company
                                                    Annuity Company                              (Mutual Fund)
------------------------------------------------------------------------------------------------------------------------------------
Aetna Series Fund, Inc.           MD (1) (**)       Aetna Life Insurance and       25%           Regulated Investment Company
                                                    Annuity Company                              (Mutual Fund)
------------------------------------------------------------------------------------------------------------------------------------
Portfolio Partners, Inc.          MD (1) (**)       Aetna Life Insurance and       100%          Regulated Investment Company
                                                    Annuity Company                              (Mutual Fund)
------------------------------------------------------------------------------------------------------------------------------------
Financial Network Investment      CA (1) (*)        FNI International, Inc.        100%          Broker/Dealer
Corporation
------------------------------------------------------------------------------------------------------------------------------------
FN Insurance Agency of            MA (1) (*)        FNI International, Inc.        100%          Broker/Dealer
Massachusetts, Inc.
------------------------------------------------------------------------------------------------------------------------------------
FN Insurance Services, Inc.       CA (1) (*)        FNI International, Inc.        100%          Insurance Agency
------------------------------------------------------------------------------------------------------------------------------------
FN Insurance Services of Alabama, AL (1) (*)        FNI International, Inc.        100%          sale of life and health and
Inc.                                                                                             variable products
------------------------------------------------------------------------------------------------------------------------------------
FN Insurance Services of Nevada,  NV (1) (*)        FNI International, Inc.        100%          To engage as an agent, managing
Inc.                                                                                             general agent broker in all
                                                                                                 classes of insurance
------------------------------------------------------------------------------------------------------------------------------------
Financial Network Investment      HA (1)(*)         Financial Network Investment   100%          Insurance Agency and Insurance
Corporation of Hawaii                               Corporation                                  Broker
------------------------------------------------------------------------------------------------------------------------------------

----------
dd  Aetna Life Insurance Company owns 3% of this fund.

June 30, 1998                        COMPANY ORGANIZATION LIST

------------------------------------------------------------------------------------------------------------------------------------
COMPANY                        STATE          IMMEDIATE                        OWNERSHIP     PRINCIPAL BUSINESS
                                              0WNER                            PERCENTAGE+
------------------------------------------------------------------------------------------------------------------------------------
Aetna Investment Management    Bermuda        Aeltus Investment Management,    100%          Holding Company
(Bermuda) Holdings Limited     (1) (*)        Inc.
------------------------------------------------------------------------------------------------------------------------------------
Aeltus Capital, Inc.           CT (1) (*)     Aeltus Investment Management,    100%          Broker-Dealer Related Functions
                                              Inc.
------------------------------------------------------------------------------------------------------------------------------------
China Dynamic Investment       Hong Kong      Aetna Investment Management      50%           Establish and Manage Collective
Management (Hong Kong)         (1) (**)       (Bermuda) Holdings Limited                     Investment Scheme
Limited
------------------------------------------------------------------------------------------------------------------------------------
Aetna Insurance Agency, Inc.   CT (1) (*)     Aetna Insurance Agency           100%          Insurance agency for the marketing of
                                              Holdings Company, Inc.                         registered and nonregistered insurance
                                                                                             products
------------------------------------------------------------------------------------------------------------------------------------
Aetna Insurance Agency of      MA (1) (*)     Aetna Insurance Agency           100%          Insurance agency for the marketing of
Massachusetts, Inc.                           Holdings Company, Inc.                         registered and nonregistered insurance
                                                                                             products
------------------------------------------------------------------------------------------------------------------------------------
Aetna Insurance Agency of      AL (1)(*)      Aetna Insurance Agency           100%          Insurance agency for the marketing of
Alabama, Inc.                                 Holdings Company, Inc.                         registered and nonregistered insurance
                                                                                             products
------------------------------------------------------------------------------------------------------------------------------------
Aetna Insurance Agency of      Ohio (1) (*)   Aetna Insurance Agency           90%ee         Insurance agency for the marketing of
Ohio, Inc.                                    Holdings Company, Inc.                         registered and nonregistered insurance
                                                                                             products
------------------------------------------------------------------------------------------------------------------------------------
Aetna International Holdings   Hong Kong      Aetna International, Inc.        100%          Holding Company for Insurance and
(Hong Kong) I Limited          (1) (*)                                                       Financial Services
------------------------------------------------------------------------------------------------------------------------------------
East Asia Aetna Insurance      Bermuda        Aetna International, Inc.        50%           Life Disability and Employee Benefits
Company (Bermuda) Ltd.         (1) (**)                                                      Ins. in H.K.
------------------------------------------------------------------------------------------------------------------------------------
Aetna International Fund       CT (1) (*)     Aetna International, Inc.        100%          Investment Management Services
Management Inc.
------------------------------------------------------------------------------------------------------------------------------------
Aetna Holdings (Cayman) Ltd.   Cayman         Aetna International, Inc.        100%          Insurance Company
                               (1) (**)
------------------------------------------------------------------------------------------------------------------------------------

----------
ee  Non-voting interest.

June 30, 1998                        COMPANY ORGANIZATION LIST


-----------------------------------------------------------------------------------------------------------------------------------
COMPANY                           STATE             IMMEDIATE                        OWNERSHIP     PRINCIPAL BUSINESS
                                                    0WNER                            PERCENTAGE+
-----------------------------------------------------------------------------------------------------------------------------------
Aetna Argentina S.A.              Argentina         Aetna Holdings Cayman Limited    100%          Holding Company
                                  (1) (*)
-----------------------------------------------------------------------------------------------------------------------------------
ALICA Holdings, Inc.              CT (1) (*)        Aetna International, Inc.        80%           Dedicated Holding Company
-----------------------------------------------------------------------------------------------------------------------------------
Aetna Life Insurance Company      CT (1) (*)        Aetna International, Inc.        100%          Life Insurance
of America
-----------------------------------------------------------------------------------------------------------------------------------
Aetna International Holdings      Hong Kong         Aetna International, Inc.        100%          Holding Company
(Hong Kong) II Limited            (1) (*)
-----------------------------------------------------------------------------------------------------------------------------------
Aetna Internacional y Compania,   Mexico            Aetna International, Inc.        71%ff         Holding Company
S. en N.C. de C.V.                (1) (**)
-----------------------------------------------------------------------------------------------------------------------------------
Aetna Internacional De Mexico     Mexico            Aetna International, Inc.        100%          Mexican Holding Company
S.A. De C.V.                      (1) (**)
-----------------------------------------------------------------------------------------------------------------------------------
Aetna S.A.                        Chile (1) (*)     Aetna International, Inc.        100%          Holding Co.
-----------------------------------------------------------------------------------------------------------------------------------
Arcella Limited                   Hong Kong         Aetna International, Inc.        100%          Investment & Holding Co.
                                  (1) (*)                                                          for Aetna's Asia Pacific
                                                                                                   Operations
-----------------------------------------------------------------------------------------------------------------------------------
Aetna Life & Casualty Bermuda     Bermuda           Aetna International, Inc.        100%          Insurance, Guaranteed and
Limited                           (1) (*)                                                          Indemnity Business
-----------------------------------------------------------------------------------------------------------------------------------
Aetna International Global        Luxembourg        Aetna International, Inc.        100%          Investment Services
Investment Services S.A.          (1) (*)
-----------------------------------------------------------------------------------------------------------------------------------
Inversiones Mercantil Aetna,      Venezuela         Aetna International, Inc.        50%           Insurance Company
C.A.                              (1) (*)
-----------------------------------------------------------------------------------------------------------------------------------
Aetna Heart Investment            Taiwan (1) (*)    Aetna International, Inc.        80%           Holding Company
Holdings Limited
-----------------------------------------------------------------------------------------------------------------------------------
Aetna Life and Casualty           Netherlands       Aetna International, Inc.        100%          Finance Investment Company
International Finance N.V.        Antilles
                                  (1) (*)
-----------------------------------------------------------------------------------------------------------------------------------
Sul America Aetna Seguros de      Brazil            Aetna International, Inc.        49%           Insurance
Previdencia S.A.
-----------------------------------------------------------------------------------------------------------------------------------

----------
ff Aetna International de Mexico, S.A. de C.V. and AE Five, Incorporated own each 15% of Aetna Internacional y Compania, S. en N.C. de C.V.

June 30, 1998                        COMPANY ORGANIZATION LIST

------------------------------------------------------------------------------------------------------------------------------------
COMPANY                         STATE                 IMMEDIATE                   OWNERSHIP     PRINCIPAL BUSINESS
                                                      0WNER                       PERCENTAGE+
------------------------------------------------------------------------------------------------------------------------------------
Aetna Investment Management     Australia             Aetna International, Inc.   100%          Stockbroking
(Australia) Limited             (1) (*)
------------------------------------------------------------------------------------------------------------------------------------
Aetna Capital Holdings, Inc.    CT (1) (*)            Aetna International, Inc.   100%          Holding Company
------------------------------------------------------------------------------------------------------------------------------------
Aetna Securities Investment     Taiwan (1) (*)        Aetna International, Inc.   80%           Securities Investment Advisor
Management (Taiwan) Ltd.
------------------------------------------------------------------------------------------------------------------------------------
Aetna Capital Management        U.K. (1) (*)          Aetna International, Inc.   100%          Promoter of Offshore Mutual Funds or
International Ltd.                                                                              other Open-Ended Investment Vehicles
------------------------------------------------------------------------------------------------------------------------------------
AE Five Incorporated            CT (1) (*)            Aetna International, Inc.   100%          Holding Company
------------------------------------------------------------------------------------------------------------------------------------
Aetna Salud S.A.                Argentina (1) (*)     Aetna International, Inc.   100%          Managing of Health Services
------------------------------------------------------------------------------------------------------------------------------------
Aetna Vida S.A.                 Argentina (1) (*)     Aetna International, Inc..  100%          Health and Life Insurance
------------------------------------------------------------------------------------------------------------------------------------
Aetna Investment Management     Hong Kong (1) (*)     Aetna International, Inc.   100%          Investment Management & Advisory
(F.E.) Nominees Limited                                                                         Services for Individual Clients and
                                                                                                Investment Funds
------------------------------------------------------------------------------------------------------------------------------------
Aetna Canada Holdings Limited   Canada (1) (*)        Aetna International, Inc.   100%          Investment Holding Company
------------------------------------------------------------------------------------------------------------------------------------
Aetna Investment Management     Taiwan (1) (*)        Aetna International, Inc.   80%           Provide Non-Security Business and
(Taiwan) Limited                                                                                Investment Advice
------------------------------------------------------------------------------------------------------------------------------------
Aetna International (N.Z.)      New Zealand (1) (*)   Aetna International, Inc.   100%          Holding Company
Limited
------------------------------------------------------------------------------------------------------------------------------------
Aetna Investment Management     Hong Kong (1) (*)     Aetna International, Inc.   100%          Investment Holding Company
(F.E.) Holdings Limited
------------------------------------------------------------------------------------------------------------------------------------
Aetna Phillippine               Phillippine (1) (*)   Aetna International, Inc.   100%          Holding Company
Ventures, Inc.
------------------------------------------------------------------------------------------------------------------------------------
Aetna Life Insurance Inc.       Philippines (1) (*)   Aetna Philippine            100%          Life Insurance
                                                      Ventures, Inc.
------------------------------------------------------------------------------------------------------------------------------------

June 30, 1998                        COMPANY ORGANIZATION LIST

------------------------------------------------------------------------------------------------------------------------------------
COMPANY                     STATE                 IMMEDIATE                        OWNERSHIP     PRINCIPAL BUSINESS
                                                  0WNER                            PERCENTAGE+
------------------------------------------------------------------------------------------------------------------------------------
Aetna Healthcare, Inc.      Philippines (1) (*)   Aetna Life Insurance Inc.        100%          Insurance
------------------------------------------------------------------------------------------------------------------------------------
Blue Cross (Asia Pacific)   Hong Kong (1) (**)    Aetna International Holdings     35%gg         Underwriter Casualty and
Insurance Ltd.                                    (Hong Kong) I Limited                          General Insurance in Hong Kong and
                                                                                                 Macau
------------------------------------------------------------------------------------------------------------------------------------
East Asia Aetna Services    Hong Kong (1) (**)    East Asia Aetna Insurance        100%          Management services to associate
Company Limited                                   Company (Bermuda) Ltd.                         companies
------------------------------------------------------------------------------------------------------------------------------------
The Aetna International     Luxembourg (1) (***)  Aetna Life Insurance Company     03%hh         An Undertaking for the Collective
Umbrella Fund                                     of America                                     Investment in Transferable
                                                                                                 Securities
------------------------------------------------------------------------------------------------------------------------------------
PT Aetna Life Insurance     Indonesia (1) (**)    Aetna Life Insurance Company     80%           Limited Liability Life Insurance
Indonesia                                         of America                                     Company
------------------------------------------------------------------------------------------------------------------------------------
Daya Aetna (Malaysia)       Malaysia (1) (*)      Aetna International Holdings     82%           Holding Company
SDN. BHD.                                         (Hong Kong) II Limited
------------------------------------------------------------------------------------------------------------------------------------
Aetna Universal Insurance   Malaysia (1) (*)      Daya Aetna (Malaysia) SDN. BHD.  100%          Individual Life, Home Service,
Berhad                                                                                           Group and General Insurance
------------------------------------------------------------------------------------------------------------------------------------
Aetna Heart Co., Ltd.       Taiwan (1) (a)        Aetna Heart Investment           100%          Trading Company - Marketing of
                                                  Holdings Limited                               Gifts and Souvenirs
------------------------------------------------------------------------------------------------------------------------------------
Aetna South Life Agency     Taiwan (1) (a)        Aetna Heart Investment           100%          Administrative Support
Co., Ltd.                                         Holdings Limited
------------------------------------------------------------------------------------------------------------------------------------
Huei Hong Securities Co.,   Taiwan (1) (a)        Aetna Heart Investment           20%           Securities Trading
Ltd.                                              Holdings Limited
------------------------------------------------------------------------------------------------------------------------------------
Aetna Heart Publishing      Taiwan (1) (a)        Aetna Heart Investment           100%          Trading Company
Company Ltd.                                      Holdings Limited
------------------------------------------------------------------------------------------------------------------------------------


----------
gg East Asia Aetna Insurance Company (Bermuda) Ltd. Owns 30% of Blue Cross (Asia Pacific) Insurance Ltd.
hh Percentage controlled by Aetna Services, Inc. includes ownership by the following: Aetna Services, Inc. 1%, Aetna Life & Casualty Bermuda Limited 4%, Aetna Life Insurance Company of Canada 1% and Aetna Securities Investment Management (Taiwan) Ltd. 21%.

June 30, 1998                        COMPANY ORGANIZATION LIST

------------------------------------------------------------------------------------------------------------------------------------
COMPANY                  STATE                 IMMEDIATE                        OWNERSHIP     PRINCIPAL BUSINESS
                                               0WNER                            PERCENTAGE+
------------------------------------------------------------------------------------------------------------------------------------
Seguros Mercantil, C.A.  Venezuela (1) (*)     Inveriones Mercantil Aetna,      100%          Insurance Company
                                               Inc.
------------------------------------------------------------------------------------------------------------------------------------
Seguros Monterrey        Mexico (1) (**)       AE Five Incorporated             14%ii         Insurance and Reinsurance
Aetna, S.A.
------------------------------------------------------------------------------------------------------------------------------------
Fianzas Monterrey        Mexico (1) (**)       AE Five Incorporated             14%ii         Issuance of Bonds
Aetna, S.A
------------------------------------------------------------------------------------------------------------------------------------
Aetna (Netherlands)      Netherlands (1) (*)   Aetna Life and Casualty          100%          Finance Company
Holdings B.V.                                  International Finance N.V.
------------------------------------------------------------------------------------------------------------------------------------
Travelguard Limited      Hong Kong (1) (*)     Blue Cross (Asia Pacific)        100%          Insurance Agent
                                               Insurance Ltd.
------------------------------------------------------------------------------------------------------------------------------------
Toursafe Limited         Hong Kong (1) (*)     Blue Cross (Asia Pacific)        100%          Insurance Agent
                                               Insurance Ltd.
------------------------------------------------------------------------------------------------------------------------------------
Travelsafe Limited       Hong Kong (1) (*)     Blue Cross (Asia Pacific)        100%          Insurance Agent for its
                                               Insurance Ltd.                                 Ultimate Holding Company
------------------------------------------------------------------------------------------------------------------------------------
Multiasistencia,         Mexico (1) (**)       Seguros Bancomer, S.A. de C.V.   50%jj         Administrative Services
 S.A. de C.V.                                                                                 in Connection with Insurance Claims
------------------------------------------------------------------------------------------------------------------------------------
Meximed, S.A. de C.V.    Mexico (1) (**)       Seguros Bancomer, S.A. de C.V.   50%jj         Services for Insureds for Hospitals
                                                                                              Admissions and Claims Processing
------------------------------------------------------------------------------------------------------------------------------------
Seguros Bancomer,        Mexico (1) (**)       Aetna Internacional Compania S   49%           Insurance and Reinsurance Company
S.A. de C.V.                                    en N.C. de C.V.
------------------------------------------------------------------------------------------------------------------------------------

----------
ii Aetna International, Inc. owns 14% of this company, Aetna Internacional de Mexico, S.A. de C.V. owns 13% of this company and Aetna Internacional Compania, S en CV de C.V. owns 8% of this company.
jj  Seguros Monterrey Aetna, S.A. owns 50% of the Multiasistencia, S.A.
    de C.V. and Meximed S.A. de C.V.

June 30, 1998                COMPANY ORGANIZATION LIST

-----------------------------------------------------------------------------------------------------------------------------------
COMPANY                      STATE                  IMMEDIATE                        OWNERSHIP   PRINCIPAL BUSINESS
                                                    0WNER                            PERCENTAGE+
-----------------------------------------------------------------------------------------------------------------------------------
Pensiones Bancomer           Mexico (1) (**)        Aetna Internacional Compania S     49%       Insurance Company
S.A. de C.V.                                        en N.C. de C.V.
------------------------------------------------------------------------------------------------------------------------------------
Administradora de            Mexico (1) (**)        Aetna Internacional Compania S     49%kk     Retirement Funds Management
Fondos Para el Retiro                               en N.C. de C.V.                              Company
Bancomer, S.A. de C.V.
------------------------------------------------------------------------------------------------------------------------------------
Grupo Vamsa, S.A. de C.V.    Mexico (1) (**)        Aetna Internacional Compania S     49%       Legal Administration and
                                                    en N.C. de C.V.                              Financial Services
------------------------------------------------------------------------------------------------------------------------------------
Asesores en                  Mexico (1) (**)        Seguros Bancomer, S.A. de C.V.     33%ll     Marketing of Seguros
Promocion Segunomina                                                                             Products/Payroll Discounts
S.A. de C.V.
------------------------------------------------------------------------------------------------------------------------------------
Inverval De Mexico           Mexico (1) (*)         Aetna Internacional Compania S    100%       Holding Company
S.A. de C.V.                                        en N.C. de C.V.
------------------------------------------------------------------------------------------------------------------------------------
AE Five Compania S.          Mexico (1) (*)         Aetna Ninernacional Compania S    100%       Limited Limitability
de R.L. de C.V.                                     en N.C. de C.V.                              Company formed under Mex.
                                                                                                 Law for the purpose of
                                                                                                 issuing CPOs in Mexico.
------------------------------------------------------------------------------------------------------------------------------------
Aetna Chile Seguros          Chile (1) (*)          Aetna S.A.                         98%       Casualty Insurance Company
Generales S.A.
------------------------------------------------------------------------------------------------------------------------------------
Aetna Administradora         Chile (1) (*)          Aetna S.A.                        100%       Real Estate Investment
de Fondos de                                                                                     Trust Management Co.
Inversion S.A.
------------------------------------------------------------------------------------------------------------------------------------
Aetna Chile Seguros          Chile (1) (*)          Aetna S.A.                        100%       Life Insurance Company
de Vida S.A.
------------------------------------------------------------------------------------------------------------------------------------
Aetna Pensiones S.A.         Chile (1) (*)          Aetna S.A.                        100%       Holding Company
------------------------------------------------------------------------------------------------------------------------------------
Aetna Credito
Hipotecario S.A.             Chile (1) (*)          Aetna S.A.                        100%       Mortgage Company
------------------------------------------------------------------------------------------------------------------------------------

----------
kk Administradora de Fondos de Pensiones Santa Maria S.A. owns 16% of Administradora de Fondos Para el Retiro Bancomer, S.A. de C.V.
ll Seguros Monterrey Aetna, S.A. owns 34% and Pensiones Bancomer, S.A. de C.V. owns 33% of Agesores en Promocian Segunomina, S.A. de C.V.

June 30, 1998                COMPANY ORGANIZATION LIST

-----------------------------------------------------------------------------------------------------------------------------------
COMPANY                      STATE                  IMMEDIATE                        OWNERSHIP   PRINCIPAL BUSINESS
                                                    0WNER                            PERCENTAGE+
-----------------------------------------------------------------------------------------------------------------------------------
Aetna International
Peru S.A.                    Peru (1) (*)           Aetna S.A.                         86%mm     Holding Company
------------------------------------------------------------------------------------------------------------------------------------
Aetna Salud S.A.             Chile (1) (*)          Aetna S.A.                         90%       Health Indemnity - Chile
------------------------------------------------------------------------------------------------------------------------------------
Administradora               Chile (1) (*)          Aetna Pensiones S.A.               71%       Pension Funds Management Company
de Fondos de Pensiones
Santa Maria S.A.
------------------------------------------------------------------------------------------------------------------------------------
Santa Maria                  Chile (1) (*)          Administradora de Fondos de       100%       Pension Administration
Internacional S.A.                                  Pensiones Santa Maria S.A.
------------------------------------------------------------------------------------------------------------------------------------
Aetna Pensiones              Peru (1) (**)          Santa Maria Internacional S.A.     66%nn     Investment
Peru S.A.
------------------------------------------------------------------------------------------------------------------------------------
Administradora de            Peru (1) (**)          Aetna Pensiones Peru S.A.          30%oo     Pension Funds Management Company
Fondos de Pensiones
Integra S.A.
------------------------------------------------------------------------------------------------------------------------------------
Wiese Aetna Compania         Peru (1) (*)           Aetna International Peru S.A.      34%       Insurance and Reinsurance
de Seguros S.A.
------------------------------------------------------------------------------------------------------------------------------------
Immobilaria Padre            Chile (1) (*)          Aetna Credito Hipotecario S.A.     99%pp     Real Estate Development
Marinano S.A.
------------------------------------------------------------------------------------------------------------------------------------
Sul America                  Brazil (1) (*)         Sul America Aetna Seguros de      100%       Pension
Previdencia Privada                                 Previdencia S.A.
------------------------------------------------------------------------------------------------------------------------------------
Sul America Servicos         Brazil (1) (*)         Sul America Aetna Seguros de      100%       Health Administrator
Medicos S.A.                                        Previdencia S.A.
------------------------------------------------------------------------------------------------------------------------------------
Clube Dos                    Brazil (1) (*)         Sul American Aetna Seguros de     100%       Life insurance sponsor
Executivos, S.A.                                    Previdencia S.A.
------------------------------------------------------------------------------------------------------------------------------------


----------
mm Aetna Chile Seguros De Vida S.A. and Aetna Chile Seguros Generales S.A. have combined ownership of 14%.
nn  Aetna S.A. owns 34% of this company.
oo  Aetna Pensiones Peru S.A. owns 30% of this company.
pp  Aetna S.A. owns 1% of this company.

June 30, 1998                COMPANY ORGANIZATION LIST

-----------------------------------------------------------------------------------------------------------------------------------
COMPANY                      STATE                  IMMEDIATE                        OWNERSHIP   PRINCIPAL BUSINESS
                                                    0WNER                            PERCENTAGE+
-----------------------------------------------------------------------------------------------------------------------------------
Brasilprev Previdencia       Brazil (1) (**)        Sul America Aetna Seguros de       22%       Pension
Privada  S.A.                                       Previdencia S.A.
------------------------------------------------------------------------------------------------------------------------------------
Brasilsaude Companhia        Brazil (1) (*)         Sul America Aetna Seguros de       51%       Insurance
de Segoros                                          Previdencia S.A.
------------------------------------------------------------------------------------------------------------------------------------
Aetna Health Management      Ontario (1)(*)         Aetna Canada Holdings Limited     100%       Managed Healthcare
Canada, Inc.
------------------------------------------------------------------------------------------------------------------------------------
Aetna Life Insurance         Canada (1) (*)         Aetna Canada Holdings Limited     100%       Life, Accident and
Company of Canada                                                                                Sickness Insurance
------------------------------------------------------------------------------------------------------------------------------------
Equinox Financial            Canada (1) (*)         Aetna Canada Holdings Limited      92%qq     Distributor of Life
Group Inc.                                                                                       Insurance, Financial
                                                                                                 and Related  Products
------------------------------------------------------------------------------------------------------------------------------------
2733854 Canada Ltd.          Canada (1) (*)         Aetna Canada Holdings Limited      70%rr     Marketing of Life Ins.
                                                                                                 and Related Products
------------------------------------------------------------------------------------------------------------------------------------
AlphaQuest Capital           Ontario (1) (***)      Aetna Canada Holdings Limited      15%       Investment Counselor
Management Limited                                                                               Portfolio Manager
------------------------------------------------------------------------------------------------------------------------------------
Aetna Acceptance             Ontario (1) (*)        Aetna Canada Holdings Limited     100%       Provision of Financial
Corporation  Limited                                                                             Assistance to Agents to
                                                                                                 Assist in Growth of Business
------------------------------------------------------------------------------------------------------------------------------------
First Canadian Health        Canada (1) (**)        Aetna Health Management            49%       Managed Health Services
Management Corporation, Inc.                        Canada, Inc.
------------------------------------------------------------------------------------------------------------------------------------
Aetna Benefits               Canada (1) (*)         Aetna Life Insurance Company      100%       Claims Administration and
Management, Inc.                                    of Canada                                    Actuarial Services
------------------------------------------------------------------------------------------------------------------------------------
Landex Properties Ltd.       British Columbia        Aetna Life Insurance Company     100%       Real Estate Acquisitions
                             (1) (*)                 of Canada
------------------------------------------------------------------------------------------------------------------------------------
Mount-Batten Properties      Ontario (1) (*)        Aetna Life Insurance Company      100%       Acquisition, Development
Limited                                             of Canada                                    and Management of Real Estate
------------------------------------------------------------------------------------------------------------------------------------

----------
qq Aetna Life Insurance Company of Canda owns 8% of this corporation. rr Equinox Financial Group, Inc. owns 30% of this corporation.

June 30, 1998                COMPANY ORGANIZATION LIST

-----------------------------------------------------------------------------------------------------------------------------------
COMPANY                      STATE                  IMMEDIATE                        OWNERSHIP   PRINCIPAL BUSINESS
                                                    0WNER                            PERCENTAGE+
-----------------------------------------------------------------------------------------------------------------------------------
Financial Life Assurance     Canada (1) (*)         Aetna Life Insurance Company      100%       Insurance company
Company of Canada                                   of Canada
------------------------------------------------------------------------------------------------------------------------------------
3158047 Canada Limited       Canada (1) (*)         Aetna Life Insurance Company      100%       Acquisition, Development
                                                    of Canada                                    and Management of Real Estate
------------------------------------------------------------------------------------------------------------------------------------
PVS Preferred Vision         Canada (1) (**)        Aetna Benefits Management,         20%       Provider of Ophthalmic, Service
Services Inc.                                       Inc.                                         for Four Major Shareholders
------------------------------------------------------------------------------------------------------------------------------------
Churchill Office             Canada (1) (**)        Mount-Batten Properties Limited    45%       Real Estate Development
Park Limited                                                                                     of Ottawa Site
------------------------------------------------------------------------------------------------------------------------------------
Aetna Health (N.Z.)          New Zealand (1) (**)   Aetna International (N.Z)          50%       Health Insurance Underwriting
Limited                                             Limited
------------------------------------------------------------------------------------------------------------------------------------
Aetna Life Insurance         New Zealand (1) (*)    Aetna Health (N.Z.) Limited       100%       Group Benefits/Pension Management
(N.Z.) Limited
------------------------------------------------------------------------------------------------------------------------------------
Human Affairs Limited        New Zealand (1) (*)    Aetna Health (N.Z.) Limited       100%       Indemnity Health Insurance
(N.Z.)
------------------------------------------------------------------------------------------------------------------------------------
First Health                 New Zealand (1) (*)    Aetna Health (N.Z.) Limited       100%       Super Annuitization/Long Term Care
(New Zealand Limited)
------------------------------------------------------------------------------------------------------------------------------------
Prime Health Limited         New Zealand (1) (*)    First Health (New Zealand)         50%       Buying and Managing Risk for
                                                    Limited                                      Publicly Funded Health Services
                                                                                                 and Providing Management Services
                                                                                                 and Infrastructure To its
                                                                                                 Network of Doctors
------------------------------------------------------------------------------------------------------------------------------------
Managed Care New             New Zealand (1) (*)    Human Affairs (NZ) Limited        100%       Long Term Care provider
Zealand Limited
-----------------------------------------------------------------------------------------------------------------------------------
PLJ Holdings Limited         Hong Kong (1) (*)      Aetna Investment Management      100%        Investment Management & Securities
                                                    (F.E.) Holdings Limited                      Trading
-----------------------------------------------------------------------------------------------------------------------------------
Aetna International          Hong Kong (1) (*)      Aetna Investment Management      100%        Investment & Unit Trust Management
Fund Managers Limited                               (F.E.) Holdings Limited
-----------------------------------------------------------------------------------------------------------------------------------

June 30, 1998                COMPANY ORGANIZATION LIST

-----------------------------------------------------------------------------------------------------------------------------------
COMPANY                             STATE             IMMEDIATE                     OWNERSHIP   PRINCIPAL BUSINESS
                                                      0WNER                         PERCENTAGE+
-----------------------------------------------------------------------------------------------------------------------------------
Aetna Investment Management         Hong Kong (1) (*) Aetna Investment Management      100%     Nominee Services Holding
(F.E.) Limited                                        (F.E.) Holdings Limited                   Assets of AIM F.E.'s
                                                                                                Customers in Street Name
-----------------------------------------------------------------------------------------------------------------------------------
Kwang HUA Securities Investment &   Taiwan (1) (***)  Aetna Investment Management       20%     Securities Investment & Trust
Trust Co. Ltd.                                        (F.E.) Holdings Limited
-----------------------------------------------------------------------------------------------------------------------------------
Kwang HUA Securities Investment     Taiwan (1) (***)  PLJ Holdings Limited              20%     Investment Consulting Company
Consultant Co. Ltd.
-----------------------------------------------------------------------------------------------------------------------------------
U.S. Healthcare Financial           DE (1) (*)        Aetna U.S. Healthcare Inc. (PA)  100%     Holding Company
Services, Inc.
-----------------------------------------------------------------------------------------------------------------------------------
Primary Holdings, Inc.              DE (1) (*)        Aetna U.S. Healthcare Inc. (PA)  100%     Holding Company
-----------------------------------------------------------------------------------------------------------------------------------
Aetna Health Management, Inc.       DE (1) (*)        Aetna U.S. Healthcare Inc. (PA)  100%     HMO Management Company
-----------------------------------------------------------------------------------------------------------------------------------
Aetna U.S. Healthcare Dental        PA (1) (*)        Aetna U.S. Healthcare Inc. (PA)  100%     Dental
Plan, Inc.
-----------------------------------------------------------------------------------------------------------------------------------
U.S. Healthcare Dental Plan, Inc.   NJ (1) (*)        Aetna U.S. Healthcare Inc. (PA)  100%     Dental
-----------------------------------------------------------------------------------------------------------------------------------
U.S. Healthcare Dental Plan, Inc.   DE (1) (*)        Aetna U.S. Healthcare Inc. (PA)  100%     Dental
-----------------------------------------------------------------------------------------------------------------------------------
U.S. Health Insurance Company       NY (1) (*)        Aetna U.S. Healthcare Inc. (PA)  100%     Accident and Health Insurance
                                                                                                Company
-----------------------------------------------------------------------------------------------------------------------------------
Corporate Health Insurance          PA (1) (*)        Aetna U.S. Healthcare Inc. (PA)  100%     Accident and Health Insurance
Company                                                                                         Company
-----------------------------------------------------------------------------------------------------------------------------------
U.S. Managed Care, Inc.             MD (1) (*)        Aetna U.S. Healthcare Inc. (PA)  100%     Utilization Review
-----------------------------------------------------------------------------------------------------------------------------------
Aetna U.S. Healthcare, Inc.         NJ (1) (*)        Aetna U.S. Healthcare Inc. (PA)  100%     HMO
-----------------------------------------------------------------------------------------------------------------------------------
Aetna U.S. Healthcare, Inc.         NY (1) (*)        Aetna U.S. Healthcare Inc. (PA)  100%     HMO
-----------------------------------------------------------------------------------------------------------------------------------

June 30, 1998                COMPANY ORGANIZATION LIST

-----------------------------------------------------------------------------------------------------------------------------------
COMPANY                             STATE             IMMEDIATE                       OWNERSHIP   PRINCIPAL BUSINESS
                                                      0WNER                           PERCENTAGE+
-----------------------------------------------------------------------------------------------------------------------------------
Aetna U.S. Healthcare, Inc.         CT (1) (*)        Aetna U.S. Healthcare Inc. (PA)  100%       HMO
-----------------------------------------------------------------------------------------------------------------------------------
Aetna U.S. Healthcare, Inc.         MA (1) (*)        Aetna U.S. Healthcare Inc. (PA)  100%       HMO
-----------------------------------------------------------------------------------------------------------------------------------
Aetna U.S. Healthcare, Inc. (DE)    DE (1) (*)        Aetna U.S. Healthcare Inc. (PA)  100%       HMO
-----------------------------------------------------------------------------------------------------------------------------------
Aetna U.S. Healthcare of New        NH (1) (*)        Aetna U.S. Healthcare Inc. (PA)  100%       HMO
Hampshire, Inc.
-----------------------------------------------------------------------------------------------------------------------------------
Advent Investments, Inc.            DE (1) (*)        U.S. Healthcare Financial        100%       DE Holding Company
                                                      Services, Inc.
-----------------------------------------------------------------------------------------------------------------------------------
Independent Investments, Inc.       DE (1) (*)        U.S. Healthcare Financial        100%       DE Holding Company
                                                      Services, Inc.
-----------------------------------------------------------------------------------------------------------------------------------
United States Physicians Care       PA (1) (*)        U.S. Healthcare Financial        100%       Financial Services to
Systems, Inc.                                         Services, Inc.                              Physicians
-----------------------------------------------------------------------------------------------------------------------------------
United States Home Health Care      PA (1) (*)        U.S. Healthcare Financial        100%       Inactive - other Medical
Systems, Inc.                                         Services, Inc.                              Services
-----------------------------------------------------------------------------------------------------------------------------------
U.S. Health Aviation Corp.          PA (1) (*)        U.S. Healthcare Financial        100%       Ownership and Operation of
                                                      Services, Inc                                Airplanes
-----------------------------------------------------------------------------------------------------------------------------------
U.S. Healthcare Properties, Inc.    PA (1) (*)        U.S. Healthcare Financial        100%       Holding Company for
                                                      Services, Inc.                              Real Estate
-----------------------------------------------------------------------------------------------------------------------------------
Inteli-Health, Inc.                 DE (1) (*)        U.S. Healthcare Financial         98%       Software Development
                                                      Services, Inc.
-----------------------------------------------------------------------------------------------------------------------------------
USHC Management Services            DE (1) (*)        U.S. Healthcare Financial        100%       Management and Financial
Corporation                                           Services, Inc.                              Services to Network Providers
-----------------------------------------------------------------------------------------------------------------------------------
U.S. Healthcare Advantage, Inc.     DE (1) (*)        Advent Investments, Inc.         100%       Holding Company
-----------------------------------------------------------------------------------------------------------------------------------
Wissahickon Payment                 DE (1) (*)        Advent Investments, Inc.         100%       Third Party Administrator
Administrators, Inc.
-----------------------------------------------------------------------------------------------------------------------------------
Advent Financial Services, Inc.     DE (1) (*)        U.S. Healthcare Advantage, Inc.  100%       Holding Company
-----------------------------------------------------------------------------------------------------------------------------------

June 30, 1998                COMPANY ORGANIZATION LIST

-----------------------------------------------------------------------------------------------------------------------------------
COMPANY                            STATE              IMMEDIATE                      OWNERSHIP   PRINCIPAL BUSINESS
                                                      0WNER                          PERCENTAGE+
-----------------------------------------------------------------------------------------------------------------------------------
Corporate Health Administrators,    PA (1) (*)        Advent Financial Services, Inc.  100%     Third Party Administrator for
Inc.                                                                                            Self-Insured Plans
-----------------------------------------------------------------------------------------------------------------------------------
Managed Care Coordinators, Inc.     DE (1) (*)        Advent Financial Services, Inc.  100%     Evaluation and Administration of
                                                                                                Multiple Health Plans
-----------------------------------------------------------------------------------------------------------------------------------
U.S. Phoenix Corporation            PA (1) (*)        Advent Financial Services, Inc.  100%     Shell
-----------------------------------------------------------------------------------------------------------------------------------
U.S. Quality Algorithms, Inc.       PA (1) (*)        Advent Financial Services, Inc.  100%     Services to Analyze the Quality and
                                                                                                Effectiveness of Medical Care
-----------------------------------------------------------------------------------------------------------------------------------
Workers Comp Advantage, Inc.        PA (1) (*)        Advent Financial Services, Inc.  100%     Case Management and other Medical
                                                                                                Management Services for Employers
                                                                                                on Costs Related to Workers'
                                                                                                 Compensation Claims
-----------------------------------------------------------------------------------------------------------------------------------
Primary Investments, Inc.           DE (1) (*)        Primary Holdings, Inc.           100%     Holding Company
-----------------------------------------------------------------------------------------------------------------------------------
United States Health Care Systems   PA (1) (*)        Primary Investments, Inc.        100%     HMO
of Pennsylvania, Inc.
-----------------------------------------------------------------------------------------------------------------------------------
Aetna U.S. Healthcare Inc.          VA (1) (*)        Primary Investments, Inc.         26%ss   HMO
-----------------------------------------------------------------------------------------------------------------------------------
U.S. Healthcare, Inc.               OH (1) (*)        Primary Investments, Inc.        100%     HMO
-----------------------------------------------------------------------------------------------------------------------------------
Aetna U.S. Healthcare of the        NC (1) (*)        Primary Investments, Inc.        100%     HMO
Carolinas, Inc.
-----------------------------------------------------------------------------------------------------------------------------------
Aetna U.S. Healthcare of Georgia,   GA (1) (*)        Primary Investments, Inc.         63%     HMO
Inc.
-----------------------------------------------------------------------------------------------------------------------------------
Advent HMO Corporation              ND (1) (*)        Primary Investments, Inc.        100%     Inactive
-----------------------------------------------------------------------------------------------------------------------------------

--------
ss   Aetna Health Management, Inc. owns 74% of Aetna U.S. Healthcare, Inc. (VA).

June 30, 1998                COMPANY ORGANIZATION LIST

-----------------------------------------------------------------------------------------------------------------------------------
COMPANY                            STATE              IMMEDIATE                     OWNERSHIP   PRINCIPAL BUSINESS
                                                      0WNER                         PERCENTAGE+
-----------------------------------------------------------------------------------------------------------------------------------
Aetna U.S. Healthcare of Alabama,   AL (1) (*)        Primary Investments, Inc.        100%     HMO
Inc.
-----------------------------------------------------------------------------------------------------------------------------------
U.S. Health Insurance Company       CT (1) (*)        Primary Investments, Inc.        100%     Accident and Health
                                                                                                Insurance Company
-----------------------------------------------------------------------------------------------------------------------------------
AUSHC Inc.                          AL (1)(*)         Primary Investments, Inc.        100%     HMO
-----------------------------------------------------------------------------------------------------------------------------------
Aetna U.S. Healthcare, Inc.         MI (1) (*)        Primary Investments, Inc.        100%     HMO
-----------------------------------------------------------------------------------------------------------------------------------
Aetna U.S. Healthcare, Inc.         OK (1) (*)        Primary Investments, Inc.        100%     HMO
-----------------------------------------------------------------------------------------------------------------------------------
U.S. Healthcare, Inc.               MO (1) (*)        Primary Investments, Inc.        100%     HMO
-----------------------------------------------------------------------------------------------------------------------------------
Aetna U.S. Healthcare Holdings,     DE (1) (*)        Primary Investments, Inc.        100%     Holding Company
Inc.
-----------------------------------------------------------------------------------------------------------------------------------
Aetna U.S. Healthcare Inc.          WA (1) (*)        Primary Investments, Inc.        100%     HMO
-----------------------------------------------------------------------------------------------------------------------------------
Aetna U.S. Healthcare of            CO (1) (*)        Aetna U.S. Healthcare            100%     HMO
Colorado, Inc.                                        Holdings, Inc.
-----------------------------------------------------------------------------------------------------------------------------------
Aetna U.S. Healthcare, Inc.         OH (1) (*)        Aetna Health Management, Inc.    100%     HMO
-----------------------------------------------------------------------------------------------------------------------------------
Aetna U.S. Healthcare Dental Plan   CA (1) (*)        Aetna Health Management, Inc.    100%     Provide Pre-Paid
of California Inc.                                                                              Dental Services
-----------------------------------------------------------------------------------------------------------------------------------
Aetna U.S. Healthcare, Inc.         FL (1) (*)        Aetna Health Management, Inc.    100%     HMO
-----------------------------------------------------------------------------------------------------------------------------------
Informed Health, Inc.               DE (1) (*)        Aetna Health Management, Inc.    100%     Sponsors Health
                                                                                                Information Service
-----------------------------------------------------------------------------------------------------------------------------------

June 30, 1998                COMPANY ORGANIZATION LIST

-----------------------------------------------------------------------------------------------------------------------------------
COMPANY                             STATE              IMMEDIATE                    OWNERSHIP   PRINCIPAL BUSINESS
                                                       0WNER                        PERCENTAGE+
-----------------------------------------------------------------------------------------------------------------------------------
Aetna U.S. Healthcare, Inc.         TN (1) (*)         Aetna Health Management, Inc.   100%     HMO
-----------------------------------------------------------------------------------------------------------------------------------
Aetna U.S. Healthcare of Georgia,   GA (1) (*)         Aetna Health Management, Inc.    37%tt   HMO
Inc.
-----------------------------------------------------------------------------------------------------------------------------------
Aetna Dental Care of New Jersey,    NJ (1) (*)         Aetna Health Management, Inc.   100%     Dental Care
Inc.
-----------------------------------------------------------------------------------------------------------------------------------
AUSHC Holdings, Inc.                DE (1) (*)         Aetna Health Management, Inc.   100%     Holding Company
-----------------------------------------------------------------------------------------------------------------------------------
Aetna U.S. Healthcare, Inc.         VA (1) (*)         Aetna Health Management, Inc.    74%uu   HMO
-----------------------------------------------------------------------------------------------------------------------------------
Aetna Health Plans of the           NC (1) (*)         Aetna Health Management, Inc.   100%     HMO
Carolinas, Inc.
----------------------------------------------------------------------------------------------------------------------------------
Aetna U.S. Healthcare, Inc.         AZ (1) (*)         Aetna Health Management, Inc.   100%     HMO
----------------------------------------------------------------------------------------------------------------------------------
Aetna Dental Care of Texas, Inc.    TX (1)(*)          Aetna Health Management, Inc.   100%     HMO offering single health
                                                                                                service plan - dental
----------------------------------------------------------------------------------------------------------------------------------
Aetna U.S. Healthcare of            IL (1) (*)         Aetna Health Management, Inc.   100%     HMO
Illinois, Inc.
----------------------------------------------------------------------------------------------------------------------------------
Aetna Dental Care of Kentucky,      KY (1) (*)         Aetna Health Management, Inc.   100%     Dental Plan Organization
Inc.
----------------------------------------------------------------------------------------------------------------------------------
Aetna Health Plans of Central and   PA (1) (*)         Aetna Health Management, Inc.   100%     HMO
Eastern Pennsylvania, Inc.
----------------------------------------------------------------------------------------------------------------------------------
Aetna U.S. Healthcare, Inc.         TX (1) (*)         Aetna Health Management, Inc.   100%     HMO
----------------------------------------------------------------------------------------------------------------------------------
Aetna U.S. Healthcare, Inc.         LA (1) (*)         Aetna Health Management, Inc.   100%     HMO
----------------------------------------------------------------------------------------------------------------------------------

---------
tt Primary Investments, Inc. owns 63% of Aetna U.S. Healthcare of Georgia, Inc. uu Primary Investments, Inc. owns 26% of Aetna U.S. Healthcare, Inc. (VA)

June 30, 1998                COMPANY ORGANIZATION LIST

-----------------------------------------------------------------------------------------------------------------------------------
COMPANY                             STATE              IMMEDIATE                       OWNERSHIP    PRINCIPAL BUSINESS
                                                       0WNER                          PERCENTAGE+
-----------------------------------------------------------------------------------------------------------------------------------
MED Southwest, Inc.                 TX (1) (*)         Aetna Health Management, Inc.        55%     Holding Company
----------------------------------------------------------------------------------------------------------------------------------
Freedom Choice, Inc.                PA (1)(*)          Aetna Health Plans of Central       100%     Third Party Administrator
                                                       and Eastern Pennsylvania, Inc.
----------------------------------------------------------------------------------------------------------------------------------
Aetna Government Health Plans,      CA (1) (*)         Aetna Health Management, Inc.       100%     Sponsors Champus Business
Inc.
----------------------------------------------------------------------------------------------------------------------------------
Aetna U.S. Healthcare of            CA (1) (*)         Aetna Health Management, Inc.       100%     HMO
California, Inc.
----------------------------------------------------------------------------------------------------------------------------------
Aetna Health Plans of New York,     NY (1) (*)         AUSHC Holdings, Inc.                100%     HMO
Inc.
----------------------------------------------------------------------------------------------------------------------------------
Aetna Health Plans of New Jersey,   NJ (1) (*)         AUSHC Holdings, Inc.                100%     HMO
Inc.
----------------------------------------------------------------------------------------------------------------------------------
Southwest Physicians Life           TX (1) (*)         MED Southwest, Inc.                 100%     Life and Health Insurer
Insurance Company
----------------------------------------------------------------------------------------------------------------------------------
Aetna U.S. Healthcare of North      TX (1) (*)         MED Southwest, Inc.                 100%     HMO
Texas Inc.
----------------------------------------------------------------------------------------------------------------------------------

Item 27. Number of Contract Owners

     As of July 31, 1998, there were 612,538 individuals holding interests in variable annuity contracts funded through Variable Annuity Account C.

Item 28. Indemnification

Section 21 of Public Act No. 97-246 of the Connecticut General Assembly (the "Act") provides that a corporation may provide indemnification of or advance expenses to a director, officer, employee or agent only as permitted by Sections 33-770 to 33-778, inclusive, of the Connecticut General Statutes, as amended by Sections 12 to 20, inclusive, of this Act. Reference is hereby made to Section 33-771(e) of the Connecticut General Statutes ("CGS") regarding indemnification of directors and Section 33-776(d) of CGS regarding indemnification of officers, employees and agents of Connecticut corporations. These statutes provide in general that Connecticut corporations incorporated prior to January 1, 1997 shall, except to the extent that their certificate of incorporation expressly provides otherwise, indemnify their directors, officers, employees and agents against "liability" (defined as the obligation to pay a judgment, settlement, penalty, fine, including an excise tax assessed with respect to an employee benefit plan, or reasonable expenses incurred with respect to a proceeding) when
(1) a determination is made pursuant to Section 33-775 that the party seeking indemnification has met the standard of conduct set forth in Section 33-771 or
(2) a court has determined that indemnification is appropriate pursuant to
Section 33-774. Under Section 33-775, the determination of and the authorization for indemnification are made (a) by the disinterested directors, as defined in
Section 33-770(3); (b) by special counsel; (c) by the shareholders; or (d) in the case of indemnification of an officer, agent or employee of the corporation, by the general counsel of the corporation or such other officer(s) as the board of directors may specify. Also, Section 33-772 provides that a corporation shall indemnify an individual who was wholly successful on the merits or otherwise against reasonable expenses incurred by him in connection with a proceeding to which he was a party because he was a director, officer, employee or agent of the corporation. In the case of a proceeding by or in the right of the corporation or with respect to conduct for which the director, officer, agent or employee was adjudged liable on the basis that he received a financial benefit to which he was not entitled, indemnification is limited to reasonable expenses incurred in connection with the proceeding against the corporation to which the individual was named a party.

The statute does specifically authorize a corporation to procure indemnification insurance on behalf of an individual who was a director, officer, employer or agent of the corporation. Consistent with the statute, Aetna Inc. has procured insurance from Lloyd's of London and several major United States excess insurers for its directors and officers and the directors and officers of its subsidiaries, including the Depositor.

Item 29. Principal Underwriter

     (a) In addition to serving as the principal underwriter and depositor for the Registrant, Aetna Life Insurance and Annuity Company (Aetna) also acts as the principal underwriter, only, for Aetna Variable Encore Fund, Aetna Variable Fund, Aetna Generation Portfolios, Inc., Aetna Income Shares, Aetna Balanced VP, Inc. (formerly Aetna Investment Advisers Fund, Inc.), Aetna GET Fund, and Aetna Variable Portfolios, Inc. and as the principal underwriter and investment adviser for Portfolio Partners, Inc. (all management investment companies registered under the Investment Company Act of 1940 (1940 Act)). Additionally, Aetna acts as the principal underwriter and depositor for Variable Life Account B of Aetna, Variable Annuity Account B of Aetna and Variable Annuity Account G of Aetna (separate accounts of Aetna registered as unit investment trusts under the 1940 Act). Aetna is also the principal underwriter for Variable Annuity Account I of Aetna Insurance Company of America (AICA) (a separate account of AICA registered as a unit investment trust under the 1940 Act).

     (b) See Item 25 regarding the Depositor.

     (c) Compensation as of December 31, 1997:

         (1)                      (2)                      (3)                  (4)                  (5)
                        Net Underwriting          Compensation on
Name of                 Discounts and             Redemption or          Brokerage
Principal Underwriter   Commissions               Annuitization          Commissions        Compensation*

Aetna Life                                           $1,987,454                             $124,603,039
Insurance and
Annuity Company

* Compensation shown in column 5 includes deductions for mortality and expense risk guarantees and contract charges assessed to cover costs incurred in the sales and administration of the contracts issued under Variable Annuity Account C.

Item 30. Location of Accounts and Records

     All accounts, books and other documents required to be maintained by
Section 31(a) of the 1940 Act and the rules under it relating to the securities described in and issued under this Registration Statement are located at the home office of the Depositor as follows:

                      Aetna Life Insurance and Annuity Company
                      151 Farmington Avenue
                      Hartford, Connecticut  06156

Item 31. Management Services

     Not applicable

Item 32. Undertakings

     Registrant hereby undertakes:

     (a) to file a post-effective amendment to this registration statement on Form N-4 as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than sixteen months old for as long as payments under the variable annuity contracts may be accepted;

     (b) to include as part of any application to purchase a contract offered by a prospectus which is part of this registration statement on Form N-4, a space that an applicant can check to request a Statement of Additional Information; and

     (c) to deliver any Statement of Additional Information and any financial statements required to be made available under this Form N-4 promptly upon written or oral request.

     (d) The Company hereby represents that it is relying upon and complies with the provisions of Paragraphs (1) through (4) of the SEC Staff's No-Action Letter dated November 22, 1988 with respect to language concerning withdrawal restrictions applicable to plans established pursuant to Section 403(b) of the Internal Revenue Code. See American Counsel of Life Insurance; SEC No-Action Letter, [1989 Transfer Binder] Fed. SEC. L. Rep. (CCH) P. 78,904 at 78,523 (November 22, 1988).

     (e) Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

     (f) Aetna Life Insurance and Annuity Company represents that the fees and charges deducted under the contracts covered by this registration statement, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the insurance company.

                                   SIGNATURES

     As required by the Securities Act of 1933, and the Investment Company Act of 1940, the Registrant, Variable Annuity Account C of Aetna Life Insurance and Annuity Company, certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Post-Effective Amendment to its Registration Statement on Form N-4 (File No. 333-01107) and has duly caused this Post-Effective Amendment to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Hartford, State of Connecticut, on the 10th day of September, 1998.

                                        VARIABLE ANNUITY ACCOUNT C OF AETNA
                                        LIFE INSURANCE AND ANNUITY COMPANY
                                          (Registrant)

                                 By: AETNA LIFE INSURANCE AND ANNUITY COMPANY (Depositor)

                                 By:    Thomas J. McInerney*
                                        ----------------------------------------
                                        Thomas J. McInerney
                                        President

     As required by the Securities Act of 1933, this Post-Effective Amendment No. 11 to the Registration Statement has been signed by the following persons in the capacities and on the dates indicated.

Signature                 Title                                                                  Date
---------                 -----                                                                  ----
Thomas J. McInerney*      Director and President                                         )
------------------------- (principal executive officer)
Thomas J. McInerney                                                                      )
                                                                                         )
Catherine H. Smith*       Director and Chief Financial Officer                           )    September
-------------------------
Catherine H. Smith                                                                       )    10, 1998
                                                                                         )
Shaun P. Mathews*         Director                                                       )
-------------------------
Shaun P. Mathews                                                                         )
                                                                                         )
Deborah Koltenuk*         Vice President, Treasurer and Corporate Controller             )
-------------------------
Deborah Koltenuk                                                                         )

      Julie E. Rockmore
By:   -----------------------------------------------
      Julie E. Rockmore
      *Attorney-in-Fact

                           VARIABLE ANNUITY ACCOUNT C
                                  EXHIBIT INDEX

Exhibit No.            Exhibit                                                                                 Page
-----------            -------                                                                                 ----
99-B.1                 Resolution of the Board of Directors of Aetna Life Insurance and Annuity Company         *
                       establishing Variable Annuity Account C

99-B.3.1               Broker-Dealer Agreement                                                                  *

99-B.3.2               Alternative Form of Wholesaling Agreement and Related Selling Agreement                  *

99-B.4.1               Group Combination Annuity Contract (Nonparticipating) (A001RP95)                         *

99-B.4.2               Group Combination Annuity Certificate (Nonparticipating) (A007RC95)                      *

99-B.4.3               Group Combination Annuity Contract (Nonparticipating) (A020RV95)                         *

99-B.4.4               Group Combination Annuity Certificate (Nonparticipating) (A027RV95)                      *

99-B.4.5               Endorsement for Exchanged Contracts (EINRP95)                                            *

99-B.4.6               Endorsement for Exchanged Contracts (EINRV95)                                            *

99-B.4.7               Endorsement for 401(a) Plans                                                             *

99-B.4.8               Endorsement (GET 9/96) to Contracts A001RP95 and                                         *
                       A020RV95

99-B.4.9               Endorsement (GET-1 (9/96)) to Contracts A001RP95 and A020RV95                            *

99-B.4.10              Endorsement (E1OMNI97) to Contract A001RP95                                              *

*Incorporated by reference

Exhibit No.            Exhibit                                                                               Page
-----------            -------                                                                               ----

99-B.4.11              Endorsement (E2OMNI97) to Contract A001RP95                                              *

99-B.4.12              Endorsement (3OMNI97) to Contract A001RP95                                               *

99-B.4.13              Endorsement (E1FXPL97) to Contract A001RP95                                              *

99-B.4.14              Endorsement (E2FXPL97) to Contracts A001RP95 and A020RV95                                *

99-B.4.15              Endorsement (E3FXPL97) to Contract A001RP95                                              *

99-B.4.16              Endorsement (EINRP97) to Contract A001RP95                                               *

99-B.4.17              Endorsement (E4OMNI97) to Contract A001RP95                                              *

99-B.4.18              Endorsement (EINRV97) to Contract A020RV95                                               *

99-B.4.19              Endorsement (E1PAY97) to Contracts A001RP95 and                                          *
                       A020RV95

99-B.4.20              Endorsement (E2PAY97) to Contracts A001RP95 and                                          *
                       A020RV95

99-B.4.21              Endorsement (E1FXPY97) to Contracts A001RP95 and A020RV95                                *

99-B.4.22              Endorsement (E4OMNI98) to Contracts A001RP95 and A020RV95                                *

99-B.4.23              Endorsement (EG403-GIE-98) to Contracts A001RP95 and A020RV95 and Certificates
                       A007RC95 and A027RV95
                                                                                                           ------------

99-B.4.24              Endorsement (EG403-GIHC-98) to Contracts A001RP95 and A020RV95 and Certificates
                       A007RC95 and A027RV95
                                                                                                           ------------

99-B.5                 Variable Annuity Contract Application (300-MOP-96)                                       *

99-B.6.1               Certification of Incorporation of Aetna Life Insurance and Annuity Company               *

*Incorporated by reference

Exhibit No.            Exhibit                                                                                Page
-----------            -------                                                                                ----
99-B.6.2               Amendment of Certificate of Incorporation of Aetna Life Insurance and Annuity            *
                       Company

99-B.6.3               By-Laws as amended September 17, 1997 of Aetna Life Insurance and Annuity Company        *

99-B.8.1               Fund Participation Agreement by and among Aetna Life Insurance and Annuity Company       *
                       and Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna
                       Balanced VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna
                       Generation Portfolios, Inc., on behalf of each of its series, and Aetna Variable
                       Portfolios, Inc. on behalf of each of its series and Aeltus Investment Management,
                       Inc., dated as of May 1, 1998

99-B.8.2               Service Agreement between Aeltus Investment Management, Inc. and Aetna Life              *
                       Insurance and Annuity Company in connection with the sale of shares of Aetna
                       Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP,
                       Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation Portfolios,
                       Inc. on behalf of each of its series and Aetna Variable Portfolios, Inc., on behalf of each of its series dated as of May 1, 1998

99-B.8.3               Fund Participation Agreement among Calvert Responsibly Invested Balanced                 *
                       Portfolio, Calvert Asset Management Company, Inc. and Aetna Life Insurance and
                       Annuity Company dated December 1, 1997

99-B.8.4               Service Agreement between Calvert Asset Management Company, Inc. and Aetna Life          *
                       Insurance and Annuity Company Dated December 1, 1997

99-B.8.5               Fund Participation Agreement between Aetna Life Insurance and Annuity Company,           *
                       Variable Insurance Products Fund and Fidelity Distributors Corporation dated
                       February 1, 1994 and amended on December 15, 1994, February 1, 1995,
                       May 1, 1995, January 1, 1996 and March 1, 1996

*Incorporated by reference

Exhibit No.            Exhibit                                                                                Page
-----------            -------                                                                                ----

99-B.8.6               Fifth Amendment dated as of May 1, 1997 to the Fund Participation Agreement              *
                       between Aetna Life Insurance and Annuity Company, Variable Insurance Products
                       Fund and Fidelity Distributors Corporation dated February 1, 1994 and amended on
                       December 15, 1994, February 1, 1995, May 1, 1995, January 1, 1996 and March 1,
                       1996

99-B.8.7               Sixth Amendment dated November 6, 1997 to the Fund Participation Agreement               *
                       between Aetna Life Insurance and Annuity Company, Variable Insurance Products
                       Fund and Fidelity Distributors Corporation dated February 1, 1994 and amended on
                       December 15, 1994, February 1, 1995, May 1, 1995, January 1, 1996, March 1, 1996
                       and May 1, 1997

99-B.8.8               Seventh Amendment dated as of May 1, 1998 to the Fund Participation Agreement            *
                       between Aetna Life Insurance and Annuity Company, Variable Insurance Products
                       Fund and Fidelity Distributors Corporation dated February 1, 1994 and amended on
                       December 15, 1994, February 1, 1995, May 1, 1995, January 1, 1996, March 1, 1996,
                       May 1, 1997 and November 6, 1997

99-B.8.9               Fund Participation Agreement between Aetna Life Insurance and Annuity Company,           *
                       Variable Insurance Products Fund II and Fidelity Distributors Corporation dated
                       February 1, 1994 and amended on December 15, 1994, February 1,
                       1995, May 1, 1995, January 1, 1996 and March 1,1996

99-B.8.10              Fifth Amendment dated as of May 1, 1997 to the Fund Participation Agreement              *
                       between Aetna Life Insurance and Annuity Company, Variable Insurance Products
                       Fund II and Fidelity Distributors Corporation dated February 1, 1994 and amended on December 15, 1994, February 1, 1995, May 1, 1995, January 1, 1996 and March 1,
                       1996

99-B.8.11              Sixth Amendment dated as of January 20, 1998 to the Fund Participation Agreement         *
                       between Aetna Life Insurance and Annuity Company, Variable Insurance Products
                       Fund II and Fidelity Distributors Corporation dated February 1, 1994 and amended on December 15, 1994, February 1, 1995, May 1, 1995, January 1, 1996, March 1,
                       1996 and May 1, 1997

*Incorporated by reference

Exhibit No.            Exhibit                                                                               Page
-----------            -------                                                                               ----

99-B.8.12              Seventh Amendment dated as of May 1, 1998 to the Fund Participation Agreement            *
                       between Aetna Life Insurance and Annuity Company, Variable Insurance Products
                       Fund II and Fidelity Distributors Corporation dated February 1, 1994 and amended on December 15, 1994, February 1, 1995, May 1, 1995, January 1, 1996, March 1,
                       1996, May 1, 1997 and January 20, 1998

99-B.8.13              Service Agreement between Aetna Life Insurance and Annuity Company and Fidelity          *
                       Investments Institutional Operations Company dated as of November 1, 1995

99-B.8.14              Amendment dated January 1, 1997 to Service Agreement between Aetna Life Insurance        *
                       and Annuity Company and Fidelity Investments Institutional Operations Company
                       dated as of November 1, 1995

99-B.8.15              Fund Participation Agreement among Janus Aspen Series and Aetna Life Insurance           *
                       and Annuity Company and Janus Capital Corporation dated December 8, 1997

99-B.8.16              Service Agreement between Janus Capital Corporation and Aetna Life Insurance and         *
                       Annuity Company dated December 8, 1997

99-B.8.17              Fund Participation Agreement between Aetna Life Insurance and Annuity Company and        *
                       Lexington Management Corporation regarding Natural Resources Trust dated December
                       1, 1988 and amended February 11, 1991

99-B.8.18              Fund Participation Agreement between Aetna Life Insurance and Annuity Company            *
                       and Oppenheimer Variable Annuity Account Funds and Oppenheimer Funds, Inc.

99-B.8.19              Service Agreement between Oppenheimer Funds, Inc. and Aetna Life Insurance and           *
                       Annuity Company

99-B.9                 Opinion and Consent of Counsel
                                                                                                           ------------

99-B.10                Consent of Independent Auditors
                                                                                                           ------------

*Incorporated by reference

Exhibit No.            Exhibit                                                                                Page
-----------            -------                                                                                ----
99-B.13                Schedule for Computation of Performance Data                                             *

99-B.15.1              Powers of Attorney                                                                       *

99-B.15.2              Authorization for Signatures                                                             *

*Incorporated by reference